N-4		1 Months Ended												12 Months Ended
	Apr. 27, 2026 USD ($) yr	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE LIFE INS CO
Entity Central Index Key	0001127203
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Nationwide Defender Annuity
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Fixed Strategy. The Fixed Strategy provides principal protection and credits interest daily at a specified rate called the Fixed Strategy Rate that is guaranteed for each 1-year Strategy Term for which it is declared. The Index Strategies. Each Index Strategy offered is linked to an Index, has a Strategy Term of 1, 3, or 6 years, and a Buffer of 10% or 20%. The Buffer is the maximum percentage of loss that Nationwide absorbs when calculating any losses at the end of a Strategy Term. For example, if the Index Performance is -25% at the end of a Strategy Term and the Buffer is 10%, we will credit -15% at the end of the Strategy Term, meaning the Strategy Value in that Index Strategy will decrease by -15%. The Contract will always offer a Buffer of at least 5%. Each Index Strategy also has a Participation Rate, which acts as a multiplier because it has the effect of multiplying the performance of the Index. If the Participation Rate is greater than 100%, it increases upside potential. Conversely, if the Participation Rate is lower than 100%, it decreases upside potential. The Participation Rate does not apply to negative Index Performance. Index Strategies with Cap Rates declare a Cap Rate, which is the maximum amount gain for an Index Strategy at the end of its Strategy Term. For example, if the Index Performance at the end of a Strategy Term is 12% and the Cap Rate is 4%, Nationwide will credit 4% at the end of the Strategy Term, meaning the Strategy Value in the Index Strategy will increase by 4%. Index Strategies with Cap+ Rates declare a Cap+ Rate, which is the percentage of Index Performance that determines when a Participation Rate begins applying when calculating the percentage of gain at the end of a Strategy Term. For example, if the Index Performance is 12%, the Cap+ Rate is 4%, and the Participation Rate is 50%, Nationwide will credit 8% at the end of the Strategy Term (100% of the Index Performance up to the 4% Cap+ Rate, plus the 8% Index Performance in excess of the Cap+ Rate multiplied by the 50% Participation Rate). The Participation Rate, Cap Rate, and Cap+ Rate are declared prior to each Strategy Term and may be different each Strategy Term. See "Index Strategies."
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	While the Contract provides varying levels of protection against loss, you can lose a significant amount of money under the Contract if an Index declines in value. It is possible to lose a substantial amount of your principal investment.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	The Contract will always offer a Buffer of at least 5%.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS (see "Fee Table" and "Charges and Adjustments")
Are There Charges or Adjustments for Early Withdrawals?
Yes.

● If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Contingent Deferred Sales Charge (or "CDSC") of up to
8%. For example, if the Contract Value is $100,000, a withdrawal taken within six years following the Contract’s issue date could result in a CDSC of up to $8,000. This loss will be greater if there is a negative Daily ISE Percentage, negative MVA, taxes, or tax penalties. See "Contingent Deferred Sales Charges (CDSC).
● If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Market Value Adjustment (or "MVA"), which may be negative (see "Market Value Adjustment (MVA)"). The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the
Contract Value withdrawn. For example, for a Contract with a $100,000 investment, a withdrawal taken within six years following the Contract’s issue date could result in an
MVA of up to $100,000. This loss will be greater if there is a negative Daily ISE
Percentage, CDSC, taxes, or tax penalties. See "Market Value Adjustment (MVA)."
● The Daily ISE Percentage is used to calculate the Index Strategy Value for partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including a free look surrender), deduction of a fee, a transfer under the Performance Lock feature, Annuitization and Death Benefit payments before the end of a Strategy Term. The Daily ISE Percentage could result in a loss. In extreme circumstances, a negative Daily ISE Percentage could result in the loss of
100% of the Index Strategy Value. For example, if you invest $100,000 in an Index
Strategy and withdrawal the entire amount before the end of the Strategy Term, you could lose 100% of your investment. This loss will be greater if there is a CDSC, negative MVA, taxes, or tax penalties. See "Daily Index Strategy Earnings Percentage
(Daily ISE Percentage)."

Are There Transaction Charges
Yes.

If you exercise a Performance Lock under the Contract, you will be assessed a fee on the amount subject to the Performance Lock of 0.10% for each year remaining in the Strategy
Term as of the date of the Performance Lock request (partial years are rounded up to the next full year). For example, if you have $100,000 in an Index Strategy with a 6-year
Strategy Term and exercise a Performance Lock in the first year of the 6-year Strategy
Term, you will be assessed a Performance Lock Fee of $600 ($100,000 x 0.10% x 6
years). See "Performance Lock Fee."

Are there Ongoing Fees and Expenses?
Yes.

The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate, Cap+ Rate and
Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below. See "Index Strategies with Cap Rates" and "Index Strategies with Cap+
Rates."

	Annual Fee	Minimum	Maximum
	Base Contract	0.00%[1]	0.00%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[2]	0.15%[2]
[1]Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The
Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product
Fee is 1.10%.
[2]Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a
Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the
Contract, which could add a CDSC, MVA, and negative Daily ISE Percentage adjustment that substantially increases costs.

	Lowest Annual Cost Estimate: $0.00	Highest Annual Cost Estimate: $148.99
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● No optional benefit ● No CDSC or MVA ● No transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of optional benefits ● No CDSC or MVA ● No transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.

● If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Contingent Deferred Sales Charge (or "CDSC") of up to
8%. For example, if the Contract Value is $100,000, a withdrawal taken within six years following the Contract’s issue date could result in a CDSC of up to $8,000. This loss will be greater if there is a negative Daily ISE Percentage, negative MVA, taxes, or tax penalties. See "Contingent Deferred Sales Charges (CDSC).
● If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Market Value Adjustment (or "MVA"), which may be negative (see "Market Value Adjustment (MVA)"). The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the
Contract Value withdrawn. For example, for a Contract with a $100,000 investment, a withdrawal taken within six years following the Contract’s issue date could result in an
MVA of up to $100,000. This loss will be greater if there is a negative Daily ISE
Percentage, CDSC, taxes, or tax penalties. See "Market Value Adjustment (MVA)."
● The Daily ISE Percentage is used to calculate the Index Strategy Value for partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including a free look surrender), deduction of a fee, a transfer under the Performance Lock feature, Annuitization and Death Benefit payments before the end of a Strategy Term. The Daily ISE Percentage could result in a loss. In extreme circumstances, a negative Daily ISE Percentage could result in the loss of
100% of the Index Strategy Value. For example, if you invest $100,000 in an Index
Strategy and withdrawal the entire amount before the end of the Strategy Term, you could lose 100% of your investment. This loss will be greater if there is a CDSC, negative MVA, taxes, or tax penalties. See "Daily Index Strategy Earnings Percentage
(Daily ISE Percentage)."

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges
Yes.

If you exercise a Performance Lock under the Contract, you will be assessed a fee on the amount subject to the Performance Lock of 0.10% for each year remaining in the Strategy
Term as of the date of the Performance Lock request (partial years are rounded up to the next full year). For example, if you have $100,000 in an Index Strategy with a 6-year
Strategy Term and exercise a Performance Lock in the first year of the 6-year Strategy
Term, you will be assessed a Performance Lock Fee of $600 ($100,000 x 0.10% x 6
years). See "Performance Lock Fee."

Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes.If you exercise a Performance Lock under the Contract, you will be assessed a fee on the amount subject to the Performance Lock of 0.10% for each year remaining in the Strategy Term as of the date of the Performance Lock request (partial years are rounded up to the next full year). For example, if you have $100,000 in an Index Strategy with a 6-year Strategy Term and exercise a Performance Lock in the first year of the 6-year Strategy Term, you will be assessed a Performance Lock Fee of $600 ($100,000 x 0.10% x 6 years). See "Performance Lock Fee."
Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?
Yes.

The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate, Cap+ Rate and
Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below. See "Index Strategies with Cap Rates" and "Index Strategies with Cap+
Rates."

	Annual Fee	Minimum	Maximum
	Base Contract	0.00%[1]	0.00%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[2]	0.15%[2]
[1]Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The
Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product
Fee is 1.10%.
[2]Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a
Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the
Contract, which could add a CDSC, MVA, and negative Daily ISE Percentage adjustment that substantially increases costs.

	Lowest Annual Cost Estimate: $0.00	Highest Annual Cost Estimate: $148.99
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● No optional benefit ● No CDSC or MVA ● No transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of optional benefits ● No CDSC or MVA ● No transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.00%
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Base Contract (N-4) Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product Fee is 1.10%.
Optional Benefits Footnotes [Text Block]	Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy
Index-Linked Option, Implicit Ongoing Fees [Text Block]	Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate, Cap+ Rate and Participation Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below. See "Index Strategies with Cap Rates" and "Index Strategies with Cap+ Rates."
Lowest Annual Cost [Dollars]	$ 0.00
Highest Annual Cost [Dollars]	$ 148.99
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes.

You can lose money by investing in this Contract. The maximum amount of loss you could experience due to negative Index Performance at the end of a Strategy Term, after taking into account the Buffer, would be 90% for the 10% Buffer and 80% for the 20% Buffer. At the Contract’s minimum Buffer of 5% (guaranteed for the life of the Contract), the maximum amount of loss you could experience due to negative
Index Performance at the end of a Strategy Term, after taking into account the
Buffer, would be 95%. See "Principal Risks."

Is This a Short-Term Investment?
No.

● The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide designed the Contract to offer features, pricing, and investment options that encourage long-term ownership. See "Principal Risks.
● If you withdraw money from the Contract within six years following the Contract’s issue date you may be assessed a CDSC, a negative MVA, taxes, and tax penalties. In addition, amounts withdrawn before the end of a Strategy Term may result in losses if the Daily ISE Percentage is negative, and the Daily ISE Percentage can be negative even when the Index Performance is positive. See "Principal Risks."
●  Withdrawals from an Index Strategy before the end of its Strategy Term will reduce the
Index Strategy Basis in the same proportion that the Index Strategy Value is reduced
(rather than on a dollar-for-dollar basis). The reduction to the Index Strategy Basis will be for the remainder of the Term, and the proportionate reduction may be greater than the dollar amount of the withdrawal. When the Index Strategy Basis is greater than the
Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the
Index Strategy Basis by more than the dollar amount of the withdrawal. See "Index
Strategy Basis."
● At the end of each Strategy Term, the Contract Value will be reallocated according to the
Contract Owner’s instructions. The Contract Owner may: 1) allocate some or all of the
Contract Value in the maturing Strategy to the same Strategy for another Strategy Term
(with the Crediting Factors that we declare for the upcoming Strategy Term), assuming that the Strategy is available for investment; or 2) allocate some or all of the Contract
Value in the maturing Strategy to another Strategy that is available for investment.
If Nationwide does not receive instructions prior to the close of business on a Strategy
Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date), the Contract Value in the
maturing Strategy will be allocated to the same Strategy for another Strategy Term, but with the Crediting Factors that Nationwide declares for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Contract Value allocated to the maturing Strategy will be transferred to the Fixed Strategy for the upcoming Strategy
Term. See "Actions on Strategy Term End Dates."

What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner. Each investment option (including the
Fixed Strategy) has its own unique risks. Review the disclosures for the investment options before making an investment decision.
●  The Cap Rate for Index Strategies with Cap Rates and the Participation Rate (when less than 100%) for Index Strategies with Cap+ Rates may limit positive Index
Performance (e.g., limited upside). This may result in the Contract Owner earning less than the Index Performance. For example:
● Index Strategy with Cap Rate. If the Index Performance is 12% and the Cap Rate is
4%, we will credit 4% at the end of the Strategy Term.
● Index Strategy with Cap+ Rate. If the Index Performance is 12%, the Cap+ Rate is
4%, and the Participation Rate is 50%, we will credit 8% at the end of the Strategy
Term (the full Index Performance up to the Cap+ Rate of 4% + 50% of the Index
Performance in excess of the Cap+ Rate).
● The Buffer will limit negative Index Performance (e.g., limited protection in the case of market decline) at the end of the Strategy Term. For example, if the Index Performance is -25% and the Buffer is 10%, we will credit -15% (the amount of negative Index
Performance that exceeds the Buffer) at the end of the Strategy Term.
●  Each Index offered under the Contract is a "price return index," not a "total return index,"
and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.

See "Principal Risks."

What Are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Strategy), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
"Contacting the Service Center" section. See "Principal Risks."

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	Yes.You can lose money by investing in this Contract. The maximum amount of loss you could experience due to negative Index Performance at the end of a Strategy Term, after taking into account the Buffer, would be 90% for the 10% Buffer and 80% for the 20% Buffer. At the Contract’s minimum Buffer of 5% (guaranteed for the life of the Contract), the maximum amount of loss you could experience due to negative Index Performance at the end of a Strategy Term, after taking into account the Buffer, would be 95%. See "Principal Risks."
Key Information, Contract Adjustment Risk [Text Block]	If you withdraw money from the Contract within six years following the Contract’s issue date you may be assessed a CDSC, a negative MVA, taxes, and tax penalties. In addition, amounts withdrawn before the end of a Strategy Term may result in losses if the Daily ISE Percentage is negative, and the Daily ISE Percentage can be negative even when the Index Performance is positive. See "Principal Risks."● Withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). The reduction to the Index Strategy Basis will be for the remainder of the Term, and the proportionate reduction may be greater than the dollar amount of the withdrawal. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount of the withdrawal. See "Index Strategy Basis."
Key Information, Reallocation Risk [Text Block]	At the end of each Strategy Term, the Contract Value will be reallocated according to the Contract Owner’s instructions. The Contract Owner may: 1) allocate some or all of the Contract Value in the maturing Strategy to the same Strategy for another Strategy Term (with the Crediting Factors that we declare for the upcoming Strategy Term), assuming that the Strategy is available for investment; or 2) allocate some or all of the Contract Value in the maturing Strategy to another Strategy that is available for investment.
Key Information, Default Reallocation Risk [Text Block]	If Nationwide does not receive instructions prior to the close of business on a Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date), the Contract Value in the maturing Strategy will be allocated to the same Strategy for another Strategy Term, but with the Crediting Factors that Nationwide declares for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Contract Value allocated to the maturing Strategy will be transferred to the Fixed Strategy for the upcoming Strategy Term. See "Actions on Strategy Term End Dates."
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner. Each investment option (including the Fixed Strategy) has its own unique risks. Review the disclosures for the investment options before making an investment decision.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index offered under the Contract is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Yes.● The ability to transfer Contract Value among the Strategies is restricted. Contract Value cannot be transferred into a Strategy while its Strategy Term is ongoing. Also, except when exercising a Performance Lock, which provides the Contract Owner with a one-time transfer during a Strategy Term of the full Index Strategy Value to the Fixed Strategy, Contract Value allocated to a Strategy cannot be transferred until the end of the Strategy Term, even if Nationwide substitutes an Index during the Strategy Term. A Performance Lock may result in losses if the Daily ISE Percentage is negative. See "Index Strategies" and "Performance Lock".● The Contract Owner may invest in no more than ten Index Strategies at any given time (the Fixed Strategy does not count towards the maximum number of Index Strategies). See "Index Strategies."● An Index Strategy’s Participation Rate, Cap Rate, and/or Cap+ Rate are declared prior to each Strategy Term and may be different each Strategy Term (subject to the minimum or maximum guarantees under the Contract). See "Index Strategies".● Nationwide reserves the right to add or remove any Index Strategies at any time, but any such changes will not affect Strategy Terms already in effect and will become effective on the first day of a new Strategy Term. See "Index Strategies."● Nationwide reserves the right to make Strategies available for investment that use Indexes other than those currently offered. There is no guarantee that a Strategy using any of the Indexes currently offered will always be available for investment; however, there will always be at least one Index Strategy option available. See "Index Strategies".● The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term; however, Nationwide reserves the right to substitute the Index during a Strategy Term under certain conditions and subject to applicable regulatory approvals. See "Index Strategies."● If at any time in the future you are not satisfied with the available Strategies, you may choose to withdraw your Strategy Value or surrender your Contract, but you may be subject to a CDSC, an MVA, taxes, and tax penalties, and a negative Daily ISE Percentage may apply if the surrender or withdrawal is made before the end of a Strategy Term. See "Index Strategies".● The availability of certain Strategies may vary depending on the broker-dealer through which the Contract is sold (see "Appendix E: Financial Intermediary Variations").
Key Information, Benefit Restrictions [Text Block]	Yes.● Performance Lock:● Once a Performance Lock is exercised it is irrevocable.● For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy term.● Only the full Index Strategy Value can be locked-in (no partial lock-ins).See "Performance Lock."● Ownership changes and assignments may terminate the Return of Premium Death Benefit Option (see "Impact of Ownership Changes and Assignment on the Death Benefit").● Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn (see "Withdrawals").● The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see "Appendix E: Financial Intermediary Variations").
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.● If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral● Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment. See "Distribution, Promotional, and Sales Expenses."
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one. See "Replacements" and "Distribution, Promotional, and Sales Expenses."
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that you will pay each year when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract depending on the investment options you choose and the features of the Contract. Please refer to the Contract specifications page for information about the specific fees you will pay each year based on the options elected. The first table describes the fees and expenses you will pay at the time you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge[1] ("CDSC") (as a percentage of purchase payments withdrawn)	8%
Range of CDSC over time:
Number of Completed Years	0	1	2	3	4	5	6+
CDSC Percentage	8%	8%	7%	6%	5%	4%	0%
Maximum Performance Lock Fee (as a percentage of the Index Strategy Value subject to the Performance Lock)	0.60%[2]
[1]The CDSC applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA."[2]A Performance Lock Fee of 0.10% is assessed for each year remaining in the Strategy Term as of the date of the Performance Lock request (partial years are rounded up to the next full year). This means the maximum Performance Lock Fee for a 1-year Strategy Term is 0.10%, the maximum Performance Lock Fee for a 3-year Strategy Term is 0.30%, and the maximum Performance Lock Fee for a 6-year Strategy Term is 0.60%.The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments
Daily ISE Percentage Maximum Potential Loss[1] (as a percentage of the Index Strategy Basis)	100%
MVA Maximum Potential Loss[2] (as a percentage of the Index Strategy Basis)	100%
[1]The Daily ISE Percentage applies to partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including free look surrenders), the deduction of a fee, transfers under the Performance Lock feature, Annuitization and Death Benefit payments when calculated before the end of a Strategy Term. [2]The MVA applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA." For the Fixed Strategy, the MVA is limited to a value that would result in a full surrender value which is no less than the applicable minimum nonforfeiture valueThe next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Base Contract Expenses (as a percentage of the total of all Index Strategy Values)	0.00%[1]
Return of Premium Death Benefit Option (as a percentage of the total of all Index Strategy Values)	0.15%[2]

In addition to the fees described above, Nationwide limits the amount you can earn on the Index Strategies. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.

[1]Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product Fee is 1.10%.[2]Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy.
Transaction Expenses [Table Text Block]	The first table describes the fees and expenses you will pay at the time you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge[1] ("CDSC") (as a percentage of purchase payments withdrawn)	8%
Range of CDSC over time:
Number of Completed Years	0	1	2	3	4	5	6+
CDSC Percentage	8%	8%	7%	6%	5%	4%	0%
Maximum Performance Lock Fee (as a percentage of the Index Strategy Value subject to the Performance Lock)	0.60%[2]
[1]The CDSC applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA."[2]A Performance Lock Fee of 0.10% is assessed for each year remaining in the Strategy Term as of the date of the Performance Lock request (partial years are rounded up to the next full year). This means the maximum Performance Lock Fee for a 1-year Strategy Term is 0.10%, the maximum Performance Lock Fee for a 3-year Strategy Term is 0.30%, and the maximum Performance Lock Fee for a 6-year Strategy Term is 0.60%.
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	The CDSC applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA."
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments
Daily ISE Percentage Maximum Potential Loss[1] (as a percentage of the Index Strategy Basis)	100%
MVA Maximum Potential Loss[2] (as a percentage of the Index Strategy Basis)	100%
[1]The Daily ISE Percentage applies to partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including free look surrenders), the deduction of a fee, transfers under the Performance Lock feature, Annuitization and Death Benefit payments when calculated before the end of a Strategy Term. [2]The MVA applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA." For the Fixed Strategy, the MVA is limited to a value that would result in a full surrender value which is no less than the applicable minimum nonforfeiture value
Contract Adjustments, Fee Table [Table Text Block]
Adjustments
Daily ISE Percentage Maximum Potential Loss[1] (as a percentage of the Index Strategy Basis)	100%
MVA Maximum Potential Loss[2] (as a percentage of the Index Strategy Basis)	100%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Base Contract Expenses (as a percentage of the total of all Index Strategy Values)	0.00%[1]
Return of Premium Death Benefit Option (as a percentage of the total of all Index Strategy Values)	0.15%[2]

In addition to the fees described above, Nationwide limits the amount you can earn on the Index Strategies. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.

[1]Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product Fee is 1.10%.[2]Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy.
Base Contract Expense (of Other Amount), Current [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product Fee is 1.10%.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, Nationwide limits the amount you can earn on the Index Strategies. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of Loss An investment in this Contract is subject to the risk of loss. When calculating Index Strategy Earnings on the Strategy Term End Date, the Buffer is the amount of negative Index Performance that Nationwide absorbs. The Contract Owner absorbs any negative Index Performance in excess of the Buffer. You may lose money, including a substantial amount of your principal investment and previously credited earnings. Your losses may be significant. Currently, the Contract offers Index Strategies with a Buffer of 10% or 20%, respectively. Under a 10% Buffer, the maximum potential loss due to negative Index Performance at the end of a Strategy Term is 90%. Under a 20% Buffer, the maximum potential loss due to negative Index Performance at the end of a Strategy Term is 80%, At the Contract’s minimum Buffer of 5% (guaranteed for the life of the Contract), the maximum potential loss due to negative Index Performance at the end of a Strategy Term is 95%. During a Strategy Term, the Index Strategy Value is determined using a current estimate of what the Index Strategy Value will be on the Strategy Term End Date. This method of calculating the Index Strategy Value could result in a loss during a Strategy Term even if negative Index Performance is within the Buffer or when the Index Performance is positive. There is a risk of a substantial loss of your principal and previously earned Index Strategy Earnings, and the loss is realized if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock or receives the Contract Value under the Right to Examine and Cancel provision, or begins Annuitization or if a fee is deducted. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Withdrawals during the first six Contract Years may be subject to a CDSC and MVA which can result in the loss of principal and previously earned Index Strategy Earnings. After the sixth Contract Year, no withdrawals, including a full surrender, are subject to a CDSC or MVA. The Product Fee, Performance Lock Fee (if the Performance Lock feature is exercised), and the Return of Premium Death Benefit Option fee (if elected) reduce the value of the Index Strategies and therefore reduce the amount available for withdrawal. The fees may result in the loss of principal and previously earned Index Strategy Earnings. Liquidity Risk The Contract is designed to be a long-term investment, not a short-term investment. Partial withdrawals or a full surrender may be taken at any time prior to the Annuitization Date or death of the Annuitant, but there may be negative consequences for doing so if the withdrawal amount exceeds the Remaining Free Withdrawal Amount. Withdrawals in excess of the Remaining Free Withdrawal Amount may be subject to a CDSC and a negative MVA, which will negatively impact the amount of your withdrawal. See "Charges and Adjustments." In addition, if amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, deduction of a fee, payment of the Death Benefit, or Annuitization, a loss may result if the Daily ISE Percentage is negative. In extreme circumstances, a negative Daily ISE Percentage could result in the loss of 100% of the Index Strategy Value. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Any partial withdrawal or full surrender may also be subject to a 10% additional federal tax if taken before age 59½. This Contract may not be appropriate if you plan on taking partial withdrawals or a full surrender prior to age 59½. Nationwide may defer payment for a partial withdrawal or full surrender under this Contract for up to six months if the insurance regulatory authority of the state in which the Contract is issued approves such deferral. There are other circumstances under which Nationwide may delay the payment of partial withdrawals or full surrenders, as described in this prospectus. See "Withdrawals." It is not possible to take withdrawals or surrender the Contract on or after the Annuitization Date. Investment Risk The following describe various investment risks associated with the Contract: •Allocations to an Index Strategy are not invested in the Index or directly participating in the performance of any stocks or other assets. Instead, the performance of the Index Strategy depends (in part) on the performance of its Index. The performance of an Index is based on changes in the values of the securities or other assets that comprise the Index. The securities comprising the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Performance may cause you to realize investment losses. Your investment losses may be significant.•The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index or an Index Strategy will perform positively or negatively over the course of a Strategy Term. •While it is not possible to invest directly in an Index under the Contract or otherwise, allocations to an Index Strategy are indirectly exposed to the investment risks associated with its Index. An Index Strategy that has an Index with higher investment risks indirectly exposes you to those higher investment risks. •Index Performance is calculated by comparing the value of the Index between two specific points in time which means Index Performance may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. •Certain Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower an Index Strategy’s returns. •In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict with certainty the future performance of the markets. •Nationwide relies on the third-parties who sponsor and administer the Indexes to provide Nationwide with Index Values which are used to calculate the performance of the Index Strategies. In general, Index Values are to be provided to Nationwide each Business Day. However, there may be short or extended periods of time when Nationwide is not provided Index Values for an Index. This may occur for a variety of reasons that are not within Nationwide’s control, including severe market disruptions. If Nationwide is not provided with an Index Value, it will use the most recent Index Value provided to Nationwide when calculating the performance of the Index Strategies linked to the applicable Index. If Nationwide is provided an Index Value for a prior Business Day for which Nationwide was not originally provided an Index Value, Nationwide will take reasonable steps to recalculate impacted Contract Values and Contract transactions.Risks Associated with the Indexes The value of your investment allocated to an Index Strategy will depend in part on the performance of the applicable Index or Indexes. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the Contract. The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Term. While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Index Strategy, you are indirectly exposed to the investment risks associated with the applicable Index. Each Index is comprised or defined by a collection of securities and exposed to market risk and issuer risk. •Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. •Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally. Each Index offered under the Contract is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Each Index also has its own unique risks, as follows: •MSCI EAFE Index The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. Securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. Non-U.S. securities may decline in value due to political, economic, and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. The Index Value for the MSCI EAFE Index is calculated without any exchange rate adjustment. •Nasdaq-100 Index® The Nasdaq-100 Index® is a large-cap growth index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. To the extent that the Nasdaq-100 Index® is comprised of securities issued by companies in a particular sector, the company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. Non-U.S. securities may decline in value due to political, economic, and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. •Russell 2000 Index® The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Compared to large- and mid-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of large- and mid-capitalization companies. •S&P MidCap 400® Index The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The Index is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. •S&P 500® Index The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets. Daily Index Strategy Earnings Percentage (Daily ISE Percentage) Risk To calculate the Daily ISE Percentage, Nationwide uses a proxy fair market value methodology to value hypothetical investments in derivatives that provide an estimated present value of what the Term End ISE Percentage will be on the Strategy Term End Date. The Daily ISE Percentage is not directly related to the Index Performance (although Index Performance impacts the Daily ISE Percentage calculation) and the Daily ISE Percentage may be negative even when the Index Performance is positive due to market factors that impact the inputs used to value the hypothetical investment in the derivatives. The Daily ISE Percentage is reduced by an amount reflecting the cost of instruments used to provide the performance offered by the Contract. This deduction is equal to the Daily ISE Percentage at the beginning of the Strategy Term, but it declines to zero over the course of the Strategy Term. The valuation of the hypothetical investments is based on standard methods for valuing derivatives and based on inputs from third party vendors. The methodology used to value these hypothetical investments is determined solely by Nationwide and may vary from other estimated valuations or the actual selling price of identical investments. Limitation on Growth Potential Risk (Cap Rate and Participation Rate Risk) For Index Strategies with Cap Rates, Index Strategy Earnings are limited by any applicable Cap Rate, which means that Index Strategy Earnings could be lower than if the Contract Owner had invested directly in a fund based on the applicable Index. In addition, for Index Strategies with Cap+ Rates, if the Participation Rate is less than 100%, the Participation Rate will dampen the upside potential of your investment which means Index Strategy Earnings could be lower than if the Contract Owner had invested directly in a fund based on the applicable Index. The Participation Rate for Index Strategies with Cap+ Rate could be as low as 0.05%. Cap Rates and Cap+ Rates could be as low as 0.05%, in which case the growth potential of an Indexed Strategy may be minimal. Reinvestment Risk Except in the limited circumstances under which Nationwide may substitute an Index, the Index, Strategy Term and Buffer will not change for as long as Nationwide offers an Index Strategy. However, an Index Strategy’s Cap Rates, Cap+ Rates, and Participation Rates may change from Strategy Term to Strategy Term, and there is no guarantee that an Index Strategy using any of the currently available Indexes will always be available for investment. Additionally, the Fixed Strategy’s Fixed Strategy Rate may change from Strategy Term to Strategy Term. Other than the guaranteed minimum Cap Rate, Cap+ Rate, Participation Rate, and Fixed Strategy Rate, there is no guarantee that the Fixed Strategy’s current Fixed Strategy Rate or an Index Strategy’s current Cap Rate, Cap+ Rate, or Participation Rate will remain the same. A Contract Owner does not have the right to reject any Cap Rate, Cap+ Rate, Participation Rate, or Fixed Strategy Rate that Nationwide declares for a future Strategy Term. If a Contract Owner does not wish to invest in any of the Strategies at some point in the future, the only option will be to fully surrender the Contract or annuitize the Contract (subject to limitations). A full surrender may be subject to a CDSC, MVA, a negative Daily ISE Percentage, and may also have negative tax consequences. The ability to transfer Contract Value among the Strategies is restricted. Except when exercising a Performance Lock, Contract Value allocated to a Strategy cannot be transferred until the end of the Strategy Term, even if Nationwide substitutes an Index during the Strategy Term, and Contract Value cannot be transferred into a Strategy while its Strategy Term is ongoing. This restricts the ability to react to changes in market conditions during a Strategy Term other than through withdrawals and by exercising the Performance Lock feature, which also has risks. You should consider whether the inability to reallocate Contract Value at any time is consistent with your financial needs. In order to transfer Strategy Value from a Strategy on the Strategy Term End Date to another Strategy that is available for investment, Nationwide must receive transfer instructions prior to the close of business on the Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date). If Nationwide does not receive the transfer instructions by this time, the Contract Value will remain allocated to the currently elected Strategies using the Crediting Factors applicable for the upcoming Strategy Term. If an Index Strategy is not available for reinvestment, the entire Index Strategy Value allocated to the Index Strategy will be transferred to the Fixed Strategy. Performance Lock Risk Under the Performance Lock feature, the Contract Owner may transfer Index Strategy Value from an Index Strategy to the Fixed Strategy prior to the Strategy Term End Date for a Performance Lock Fee. If a Contract Owner exercises the Performance Lock feature, the Index Strategy Value that is next calculated after Nationwide receives the request will be transferred to the Fixed Strategy, less the Performance Lock Fee. Once the money is transferred to the Fixed Strategy it cannot be transferred out of the Fixed Strategy until the end of the Fixed Strategy’s Strategy Term (which would be the next Contract Anniversary). A Contract Owner should consider the following risks related to the Performance Lock feature: •The Performance Lock feature can only be used once during an Index Strategy’s Strategy Term and only the full Index Strategy Value can be transferred. Performance Lock requests for partial amounts of Index Strategy Value will not be accepted. Once a Performance Lock is exercised for an Index Strategy, it may not be revoked. •While a Contract Owner will earn interest in the Fixed Strategy at the Fixed Strategy Rate, once a Performance Lock for an Index Strategy is exercised, the Contract Owner will no longer participate in the Index Strategy’s performance even if the Index Strategy performs positively. •The Performance Lock Fee assessed on the Index Strategy Value increases for each year remaining in the Strategy Term as of the date of the Performance Lock request, with partial years rounded up to the next full year. This means that for Strategy Terms of 3 and 6 years, the Performance Lock Fee will be higher if the Performance Lock is requested earlier in the Strategy Term than it will be if the Performance Lock is requested later in the Strategy Term. •Additionally, because Nationwide rounds partial years up to the next full year when calculating the Performance Lock Fee, Contract Owners should carefully consider the timing of a request and the impact the rounding will have on the Performance Lock Fee. For example, for Strategy Terms greater than 1 year, if a Performance Lock request is made on the day before a Contract Anniversary, the Performance Lock Fee would be 0.10% more than if the request was made on or after the Contract Anniversary. •Although you may contact our Service Center to obtain the last calculated Index Value, you will not know the locked-in Index Value in advance. This is because we lock in the Index Value next calculated after we receive your request. The Index Value that is locked in may be lower than the Index Value that you last obtained or that was last calculated prior to receiving your request. •Nationwide does not provide advice or notify Contract Owners regarding whether they should exercise the Performance Lock feature or the optimal time for doing so, if one exists. Contract Owners bear the risk that they will fail to exercise the Performance Lock at the optimal time during a Strategy Term. Contract Owners also bear the risk that they will exercise the Performance Lock at a time during a Strategy Term when they miss out on gains that occur after the Performance Lock, or lock-in losses that would not have occurred had the Performance Lock been exercised at a later date or not at all. Nationwide is not responsible for any losses related to a decision whether or not to exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised.Reduction in Index Strategy Basis Risk The Index Strategy Basis is a value used to calculate Index Strategy Value and Index Strategy Earnings. The Index Strategy Basis is not a cash value under the Contract. On the first day of a Strategy Term, the Index Strategy Basis equals the amount allocated to the Index Strategy. On any day during a Strategy Term other than the Strategy Term End Date, the Index Strategy Basis is equal to the Index Strategy Basis on the first day of the Strategy Term minus any partial withdrawals (including adjustments for any applicable CDSC and MVA), fees, and premium taxes that occurred during the Strategy Term. Partial withdrawals and other deductions from Index Strategy Value (including fees) reduce an Index Strategy’s Index Strategy Basis in the same proportion that the deduction reduced the Index Strategy’s Index Strategy Value on the date of the deduction. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a deduction, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount deducted. Index Substitution Risk The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide may substitute the Index during a Strategy Term in limited circumstances. Subject to any applicable regulatory approval, Nationwide may substitute the Index if (a) the Index is discontinued or (b) there is a substantial change to the calculation of the Index. If Nationwide substitutes an Index, the new Index will be similar in composition to the old Index. Nationwide will seek to notify Contract Owners at least 30 days prior to substituting an Index for any Index Strategy in which they are invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of Nationwide’s control, Nationwide will provide notice of the substitution as soon as practicable. A Contract Owner will have no right to reject the substitution of an Index. If Nationwide substitutes the Index for an Index Strategy in which a Contract Owner is invested, unless a Performance Lock is requested, the Contract Owner will not be permitted to transfer the Index Strategy Value until the end of the Strategy Term. See "Reinvestment Risk" above. If Nationwide substitutes the Index for an Index Strategy, the performance of the new Index may differ significantly from the performance of the old Index. This may negatively affect the Index Strategy Earnings applied to an Index Strategy. Investment Risk During the Right to Examine Period Under state insurance laws, a Contract Owner has the right, during a limited period of time, to examine the Contract and decide to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the Date of Issue. Where state law requires the return of purchase payments for free look cancellations, Nationwide will return the Purchase Payment applied to the Contract, less any withdrawals from the Contract and any applicable federal and state income tax withholding. Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the Contract and any applicable federal and state income tax withholding. There is a risk that the performance of the Index Strategies will decrease the Contract Value during the free look period and the Contract Value will be less than the Purchase Payment. Nationwide’s Financial Strength and Claims Paying Ability Risk Nationwide’s general account assets support its obligations under the Contract and are subject to claims by its creditors. As such, guarantees under the Contract are subject to Nationwide’s financial strength and claims-paying ability. There is a risk that Nationwide may default on those guarantees. Contract Owners need to consider Nationwide’s financial strength and claims-paying ability in meeting its guarantees under the Contract. To request additional information about Nationwide, contact the Service Center. Cyber Security Risk Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses and administer the contract (e.g., calculate Contract Values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, Index providers, intermediaries, and service providers may adversely affect Nationwide and Contract Values. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers or intermediaries will avoid cybersecurity incidents affecting Contract Owners in the future. In the event that Contract administration or Contract Values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business Continuity Risk Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	95.00%
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]	true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Index Strategies General An Index Strategy is an investment option under the Contract that credits positive, negative, or zero earnings at the end of a Strategy Term based, in part, on the performance of an Index, and is subject to certain Crediting Factors that impact the gains and losses under the Index Strategy. Nationwide calculates a separate Index Strategy Value for each Index Strategy that has Contract Value allocated to it. An investment in an Index Strategy is not an investment in the Index or any index fund. The Contract Owner can lose a significant amount of money if the Index declines in value. If amounts are removed from an Index Strategy prior to the end of a Strategy Term, the Contract Owner could lose a significant amount of money due to the Daily ISE Percentage calculation. The Contract Owner may allocate Contract Value to no more than ten Index Strategies. The Fixed Strategy is not considered an Index Strategy for purposes of the maximum number of Index Strategies. If the Contract Owner is simultaneously invested in the same Index Strategy for Strategy Terms that began on different dates, those investments are considered separate Index Strategies for purposes of determining the maximum number of Index Strategies. Nationwide reserves the right to add or remove any Index Strategies at any time, but any such changes will not affect Strategy Terms already in effect and will become effective on the first day of a new Strategy Term. An Index Strategy’s Cap Rate, Cap+ Rate, and Participation Rate may change from Strategy Term to Strategy Term, subject to guaranteed minimums and maximums. Nationwide will always offer an Index Strategy with a Buffer of at least 5%. The Index Strategies available for election may be different for newly issued Contracts than for existing Contracts or for Contracts with different issue dates. The Contract currently offers two different types of Index Strategies, Index Strategies with Cap Rates and Index Strategies with Cap+ Rates, which are described in more detail below. Information regarding the features of each currently offered Index Strategy, including (i) the Index name; (ii) the Index type; (iii) its Strategy Term; (iv) its crediting methodology; (v) its Buffer; and (vi) its guaranteed minimum Cap Rate, Cap+ Rate, and/or Participation Rate, is available in "Appendix A: Investment Options Available Under the Contract." The Product Fee and Return of Premium Death Benefit Option fee, if elected, are deducted proportionally from the Index Strategies in which the Contract Owner is allocated based on the Contract Value in the Index Strategies at the time the Product Fee is assessed. These fees will reduce the gains and may increase the losses under the Contract. Additionally, the Performance Lock Fee is assessed to the Index Strategy Value subject to the Performance Lock and will reduce the Index Strategy Value. See "Charges and Adjustments." Index The Index Performance is determined by the Index linked to each Index Strategy. The performance of an Index Strategy will therefore depend on the performance of a particular market index over the course of a Strategy Term. The Indexes under the Contract provide exposure to different markets and asset classes, all of which may perform differently compared to each other and during different time periods. If the Index Performance at the end of a Strategy Term is negative, the Index Strategy will experience a loss if the negative Index Performance exceeds the protection provided by the Buffer. If the Index Performance at the end of a Strategy Term is positive, the Index Strategy will experience a gain but the gain may be limited by a Cap Rate or Participation Rate. The Index Performance is calculated on a point-to-point basis, which is done by comparing the Index Value of the Index on the first day of the Strategy Term to the Index Value of the Index on a specific future date during the Strategy Term. The Contract currently offers Index Strategies with the following Indexes: •MSCI EAFE Index •Nasdaq-100 Index® •Russell 2000 Index® •S&P MidCap 400® Index •S&P 500® Index Each Index offered under the Contract is a price return index and does not include dividends declared by any of the companies in the Index. See "Additional Index Information" for more information about the Indexes. Nationwide reserves the right to add or remove any Index in the future. There is no guarantee that an Index Strategy using any of the Indexes listed above will always be available for investment. The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, if the Index associated with a particular Index Strategy is discontinued or calculation of the Index is substantially changed, Nationwide may substitute a comparable index during a Strategy Term subject to applicable regulatory approval. Before a substitute index is used, Nationwide will notify Contract Owners (and any assignee) of the substitution. See "Index Substitution During a Strategy Term." Strategy Term Each Index Strategy has a Strategy Term which is the total maturity time of the Index Strategy, expressed in years. The Contract currently offers Index Strategies with Strategy Terms of 1, 3, and 6 years. A Strategy Term begins on the date Contract Value is allocated to the Index Strategy and ends on the Strategy Term End Date, which will always be a Contract Anniversary. The Strategy Term for an Index Strategy will not change for as long as that Index Strategy is offered. Strategy Terms for newly-created Index Strategies that are made available for investment after the Date of Issue will be no shorter than 1 year and will be no longer than 6 years. Consecutive 1-year Strategy Terms are generally more conservative than 3 and 6 year Strategy Terms with the same Buffer percentage because the full protection of the Buffer is applied and "resets" more frequently with 1-year Strategy Terms (i.e., once a year) than with 3 and 6 year Strategy Terms. However, consecutive 1-year Strategy Terms are not guaranteed to prevent more losses than longer Strategy Terms with the same Buffer. Contract Value allocated to an Index Strategy must remain in the Index Strategy until the end of a Strategy Term to be credited using the Term End ISE Percentage. Partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including free look surrenders in certain states), the deduction of a fee, transfers under the Performance Lock feature, Annuitization and Death Benefit payments when calculated before the end of a Strategy Term are calculated using the Daily ISE Percentage, which may be negative. A withdrawal from an Index Strategy during a Strategy Term may be subject to CDSC, a negative MVA, tax, and tax penalties. See "Withdrawals."
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]	Historical Index Returns The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Cap Rate and a hypothetical -10% Buffer. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Index Strategy. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index Strategies, and does not reflect Contract fees and charges, including the CDSC, a negative MVA or a negative Daily ISE Percentage, which reduce performance.
Index-Linked Option Details, Index Return [Table Text Block]
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Current Index Strategies The Contract currently offers the following Index Strategies: 1 Year Strategy Term Options Cap Rate Russell 2000 Index® 1 Year with Cap Rate & 10% Buffer
Nasdaq-100 Index® 1 Year with Cap Rate & 10% Buffer
MSCI EAFE Index 1 Year with Cap Rate & 10% Buffer
S&P MidCap 400® Index 1 Year with Cap Rate & 10% Buffer
S&P 500® Index 1 Year with Cap Rate & 10% Buffer
S&P 500® Index 1 Year with Cap Rate & 20% Buffer 3 Year Strategy Term Options Cap Rate Russell 2000 Index® 3 Year with Cap Rate & 10% Buffer
S&P 500® Index 3 Year with Cap Rate & 10% Buffer
S&P 500® Index 3 Year with Cap Rate & 20% Buffer 6 Year Strategy Term Options Cap Rate Russell 2000 Index® 6 Year with Cap Rate & 10% Buffer
S&P 500® Index 6 Year with Cap Rate & 10% Buffer
S&P 500® Index 6 Year with Cap Rate & 20% Buffer
Index-Linked Option Details, Index Additional Information [Text Block]	Additional Index Information Description of Indexes The following sections provide additional information for each Index currently offered under the Contract. Also see "Appendix D: Additional Index Disclosures."
Index-Linked Option Details, Index Substitution [Text Block]	Index Substitution During a Strategy Term The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide reserves the right to substitute the Index during a Strategy Term at any time, in limited circumstances. Subject to any applicable regulatory approval, Nationwide may substitute the Index if any of the following events occur: (a) the Index is discontinued, (b) there is a substantial change to the calculation of the Index, (c) Index Values are unavailable, (d) Nationwide’s permission or license to use an Index is revoked, (e) Nationwide is unable to hedge risks associated with the Index, or for any other reason approved by a regulator with jurisdiction over the operation of the Contract. If Nationwide substitutes an Index, the new Index will be similar in composition to the old Index. Nationwide will seek to notify the Contract Owner at least 30 days prior to substituting an Index for any Index Strategy in which the Contract Owner is invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of Nationwide’s control, Nationwide will provide notice of the substitution as soon as practicable. If Nationwide substitutes an Index during a Strategy Term, the Index Performance for the Index Strategy will be equal to the result of compounding the performance of the old index prior to the substitution date and the performance of the new index after the substitution date. This is equal to (1+A) x (1+B) -1 where: •A is equal to the percentage change in the value of the old Index between the first day of the Strategy Term (or the first day during the Strategy Term on which the old Index was used, whichever is later) and the value of the Index on the date of substitution; and •B is equal to the percentage change in the value of the new Index between the date of substitution and the relevant later date in the Strategy Term. For example, assume that Nationwide substitutes the Index for an Index Strategy on a date during the Strategy Term. Also assume that the Index Performance for the old Index between the first day of the Strategy Term and the substitution date was 10%, and that the Index Performance for the new Index between the substitution date and the Strategy Term End Date was 5%. In this scenario, the Index Performance between the first day of the Strategy Term and the Strategy Term End Date would be 15.5%, i.e. (1+10%) x (1 + 5%) -1.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide reserves the right to substitute the Index during a Strategy Term at any time, in limited circumstances. Subject to any applicable regulatory approval, Nationwide may substitute the Index if any of the following events occur: (a) the Index is discontinued, (b) there is a substantial change to the calculation of the Index, (c) Index Values are unavailable, (d) Nationwide’s permission or license to use an Index is revoked, (e) Nationwide is unable to hedge risks associated with the Index, or for any other reason approved by a regulator with jurisdiction over the operation of the Contract.
Index-Linked Option Details, Index Substitution Selection [Text Block]	If Nationwide substitutes an Index, the new Index will be similar in composition to the old Index.
Index-Linked Option Details, Index Substitution Notification [Text Block]	Nationwide will seek to notify the Contract Owner at least 30 days prior to substituting an Index for any Index Strategy in which the Contract Owner is invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of Nationwide’s control, Nationwide will provide notice of the substitution as soon as practicable.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If Nationwide substitutes an Index during a Strategy Term, the Index Performance for the Index Strategy will be equal to the result of compounding the performance of the old index prior to the substitution date and the performance of the new index after the substitution date. This is equal to (1+A) x (1+B) -1 where: •A is equal to the percentage change in the value of the old Index between the first day of the Strategy Term (or the first day during the Strategy Term on which the old Index was used, whichever is later) and the value of the Index on the date of substitution; and •B is equal to the percentage change in the value of the new Index between the date of substitution and the relevant later date in the Strategy Term. For example, assume that Nationwide substitutes the Index for an Index Strategy on a date during the Strategy Term. Also assume that the Index Performance for the old Index between the first day of the Strategy Term and the substitution date was 10%, and that the Index Performance for the new Index between the substitution date and the Strategy Term End Date was 5%. In this scenario, the Index Performance between the first day of the Strategy Term and the Strategy Term End Date would be 15.5%, i.e. (1+10%) x (1 + 5%) -1.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Default Reallocation [Text Block]	Unavailable Index Values If an Index Value is not provided to Nationwide by an Index provider or is otherwise unavailable on a Business Day, the Index Value will be the closing value of the Index for the previous Business Day. If an Index provider later publishes an Index Value for a business day when the Index Value was not provided to Nationwide or was otherwise not available Nationwide will recalculate the impacted transactions and Contract Values according to the Index Value provided to Nationwide by the Index provider. This recalculation could result in changes to transactions, Index Values, and Contract Values that occurred when an Index Value was not published by an Index provider.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following table summarizes information about the benefits available under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see "Appendix E: Financial Intermediary Variations"). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be names as the Contract Owner
● Only available to the Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at application
or 75 or younger at the time of application if the
Return of Death Benefit Option is elected
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
Benefit is forfeited if certain changes to the parties
or assignments are made

Systematic Withdrawals (see "Systematic Withdrawals" )	Automatic withdrawals of Contract Value on a periodic basis	None
● Withdrawals must be at least $100 each
● Will be taken proportionally from the Strategies in
which the Contract Owner is allocated based on the
Contract Value
● May be subject to a negative Daily ISE Percentage
calculation when taken during a Strategy Term
● May be subject to a CDSC, MVA, tax, and tax
penalties

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option	Enhanced death benefit	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)
● Annuitant must be 75 or younger at
application
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Performance Lock	"Locks-in" the performance of an Index Strategy by transferring the Index Strategy Value to the Fixed Strategy
0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

● Once a Performance Lock is
exercised it is irrevocable
● For each Index Strategy, the
Performance Lock feature may be
exercised only once during a
Strategy Term
● Only the full Index Strategy Value
can be locked-in (no partial lock-ins)

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be names as the Contract Owner
● Only available to the Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at application
or 75 or younger at the time of application if the
Return of Death Benefit Option is elected
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
Benefit is forfeited if certain changes to the parties
or assignments are made

Systematic Withdrawals (see "Systematic Withdrawals" )	Automatic withdrawals of Contract Value on a periodic basis	None
● Withdrawals must be at least $100 each
● Will be taken proportionally from the Strategies in
which the Contract Owner is allocated based on the
Contract Value
● May be subject to a negative Daily ISE Percentage
calculation when taken during a Strategy Term
● May be subject to a CDSC, MVA, tax, and tax
penalties

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option	Enhanced death benefit	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)
● Annuitant must be 75 or younger at
application
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Performance Lock	"Locks-in" the performance of an Index Strategy by transferring the Index Strategy Value to the Fixed Strategy
0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

● Once a Performance Lock is
exercised it is irrevocable
● For each Index Strategy, the
Performance Lock feature may be
exercised only once during a
Strategy Term
● Only the full Index Strategy Value
can be locked-in (no partial lock-ins)

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the Contract Index Strategies The following is a list of Index Strategies currently available under the Contract. Nationwide may change the features of the Index Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Index- Strategies, and terminate existing Index Strategies. Nationwide will provide the Contract Owner with written notice before making any changes other than changes to current limits on Index gains. See "Index Strategies." Information about current limits on Index gains is available at https://www.nationwide.com/campaigns/defender-current-rates. The availability of certain Strategies may vary depending on the broker-dealer through which the Contract is sold (see "Appendix E: Financial Intermediary Variations"). Note: If amounts are removed from an Index Strategy before the end of its Strategy Term, Nationwide will apply the Daily ISE Percentage calculation. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Strategy Term. See "Daily Index Strategy Earnings Parentage (Daily ISE Percentage)."
Index[1]	Type of Index	Strategy Term	Index Crediting Methodology	Current Buffer (if held until end of Strategy Term)	Minimum Cap Rate (for the life of the Index Strategy)	Minimum Participation Rate (for the life of the Index Strategy)
MSCI EAFE Index	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Nasdaq-100 Index®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
S&P MidCap 400®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	6 Year	Cap Rate	20%	0.05%	100%
[1] Each Index offered under the Contract is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index. The minimum Buffer guaranteed for the life of the Contract for any Index Strategy is 5%. The minimum Cap Rate guaranteed for the life of the Contract for any Index Strategy is 0.05%. The minimum Participation Rate for the life of the Contract for any Index Strategy with Cap Rate is 100%. Fixed Strategy The following is the Fixed Strategy currently available under the Contract. See "Fixed Strategy." Note: If amounts are withdrawn from the Fixed Strategy before the end of a Strategy Term, Nationwide may apply a CDSC and MVA, which may be negative. This may result in a significant reduction in your Contract Value. See "Contingent Deferred Sales Charge (CDSC)" and "Market Value Adjustment (MVA)."
Name	Strategy Term	Minimum Guaranteed Fixed Strategy Rate
Fixed Strategy	1 Year	0.25%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Index Strategies currently available under the Contract. Nationwide may change the features of the Index Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Index- Strategies, and terminate existing Index Strategies. Nationwide will provide the Contract Owner with written notice before making any changes other than changes to current limits on Index gains. See "Index Strategies." Information about current limits on Index gains is available at https://www.nationwide.com/campaigns/defender-current-rates. The availability of certain Strategies may vary depending on the broker-dealer through which the Contract is sold (see "Appendix E: Financial Intermediary Variations"). Note: If amounts are removed from an Index Strategy before the end of its Strategy Term, Nationwide will apply the Daily ISE Percentage calculation. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Strategy Term. See "Daily Index Strategy Earnings Parentage (Daily ISE Percentage)."
Index-Linked Options Available [Table Text Block]
Index[1]	Type of Index	Strategy Term	Index Crediting Methodology	Current Buffer (if held until end of Strategy Term)	Minimum Cap Rate (for the life of the Index Strategy)	Minimum Participation Rate (for the life of the Index Strategy)
MSCI EAFE Index	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Nasdaq-100 Index®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
S&P MidCap 400®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	6 Year	Cap Rate	20%	0.05%	100%

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Index offered under the Contract is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is the Fixed Strategy currently available under the Contract. See "Fixed Strategy." Note: If amounts are withdrawn from the Fixed Strategy before the end of a Strategy Term, Nationwide may apply a CDSC and MVA, which may be negative. This may result in a significant reduction in your Contract Value. See "Contingent Deferred Sales Charge (CDSC)" and "Market Value Adjustment (MVA)."
Fixed Options Available [Table Text Block]
Name	Strategy Term	Minimum Guaranteed Fixed Strategy Rate
Fixed Strategy	1 Year	0.25%

Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment(a)
Name of Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract Value redeemed during the prior calendar year	Combination Contract (Yes/No)
Nationwide Defender Annuity	6,989	$1,571,253,880.15	2,981	$739,784,180.12	$17,103,984.30	No
(b)See Item 27(r) above.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Nationwide Defender Annuity
Non-variable Annuities, Number Outstanding	6,989
Non-variable Annuities, Total Value	$ 1,571,253,880.15
Non-variable Annuities, Number Sold	2,981
Non-variable Annuities, Gross Premiums	$ 739,784,180.12
Non-variable Annuities, Value Redeemed	$ 17,103,984.30
Non-variable Annuities [Text Block]	New Business Rates for Contracts Issued in 2025Participation Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	110.00%	110.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	6	120.00%	120.00%	120.00%	120.00%	120.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	120.00%	120.00%	115.00%	115.00%	115.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	6	125.00%	125.00%	120.00%	120.00%	120.00%	105.00%	105.00%	105.00%	105.00%	105.00%	103.00%	103.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	110.00%	110.00%	105.00%	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	6	115.00%	115.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Cap Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	40.00%	40.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Nasdaq-100 Index®	10%	1	20.00%	20.00%	20.00%	20.00%	20.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Russell 2000 Index®	10%	1	25.00%	25.00%	25.00%	25.00%	25.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	23.00%	23.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
S&P 500®	10%	1	24.50%	24.50%	24.50%	24.50%	24.50%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.00%	14.00%	14.00%	14.00%	14.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	200.00%
Renewal Rates for Contracts Issued in 2024Participation Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	110.00%	110.00%	115.00%	115.00%
Russell 2000 Index®	10%	6	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	120.00%	120.00%	120.00%	120.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	120.00%	120.00%	120.00%	120.00%	120.00%	125.00%	125.00%	125.00%	120.00%	120.00%	125.00%	125.00%
S&P 500®	10%	6	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	130.00%	125.00%	125.00%	125.00%	125.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%	115.00%	110.00%	110.00%	115.00%	115.00%
S&P 500®	20%	6	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	115.00%	115.00%	115.00%	115.00%
Cap Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	45.00%	45.00%
Nasdaq-100 Index®	10%	1	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	22.00%	22.00%
Russell 2000 Index®	10%	1	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	30.00%	30.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	25.00%	25.00%
S&P 500®	10%	1	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	25.00%	25.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	15.00%	15.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Renewal Rates for Contracts Issued in 2023Participation Rates
Index	Buffer	Term	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	115.00%	115.00%	115.00%	120.00%	120.00%	115.00%
Russell 2000 Index®	10%	6	135.00%	135.00%	135.00%	140.00%	140.00%	135.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	130.00%	130.00%	130.00%	135.00%	135.00%	135.00%
S&P 500®	10%	6	150.00%	150.00%	150.00%	155.00%	155.00%	150.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	115.00%	115.00%	115.00%	120.00%	120.00%	120.00%
S&P 500®	20%	6	140.00%	140.00%	140.00%	145.00%	145.00%	140.00%
Cap Rates
Index	Buffer	Term	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	45.00%	45.00%	45.00%
Nasdaq-100 Index®	10%	1	22.00%	22.00%	22.00%	25.00%	25.00%	25.00%
Russell 2000 Index®	10%	1	26.00%	26.00%	26.00%	30.00%	30.00%	30.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	25.00%	25.00%	25.00%
S&P 500®	10%	1	25.00%	25.00%	25.00%	30.00%	30.00%	30.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.50%	14.50%	14.50%	16.00%	15.00%	15.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

Nationwide Defender Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000● Certain ownership changes and assignments could reduce the death benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value) Prior to the Annuitization Date, the Death Benefit is equal to the Contract Value on the date the Death Benefit is payable. Death BenefitDeath Prior to Annuitization Death of Contract Owner who is not the Annuitant If the deceased Contract Owner (or Joint Owner) is not an Annuitant, and the deceased Contract Owner (or Joint Owner) dies before the Annuitization Date while the Contract is in force, no Death Benefit is payable. Under such circumstances, contractual rights under the Contract will succeed as follows: (1)Contract Owner / Joint Owner. If there is a surviving Contract Owner or Joint Owner, the survivor becomes the sole Contract Owner. The Contract otherwise continues uninterrupted. (2)Beneficiary(ies). If there is no surviving Contract Owner or Joint Owner, the Beneficiary(ies) becomes (become) the new contract owner for purposes of the Code. (3)Contingent Beneficiary(ies). If there is no surviving Beneficiary, the Contingent Beneficiary(ies) becomes (become) the new contract owner for purposes of the Code. (4)Last Surviving Contract Owner's or Joint Owner’s Estate. If there is no surviving Contingent Beneficiary, the estate of the last surviving Contract Owner or Joint Owner becomes the new Contract Owner Death of Contract Owner who is the Annuitant If the deceased Contract Owner (or Joint Owner) is an Annuitant, and the deceased Contract Owner (or Joint Owner) dies before the Annuitization Date while the Contract is in force, the Death Benefit may or may not become payable depending on whether there is a Contingent Annuitant. If there is Contingent Annuitant, the Contingent Annuitant takes the place of the deceased Annuitant under the Contract and no Death Benefit is payable. There will no longer be a Contingent Annuitant under the Contract. If there is no Contingent Annuitant, the Death Benefit becomes payable. Rights to the Death Benefit will be as follows: (1)Contract Owner / Joint Owner. If there is a surviving Contract Owner or Joint Owner, the survivor is entitled to the Death Benefit. (2)Beneficiary(ies). If there is no surviving Contract Owner or Joint Owner, the Beneficiary(ies) is (are) entitled to the Death Benefit. (3)Contingent Beneficiary(ies). If there is no surviving Beneficiary, the Contingent Beneficiary(ies) is (are) entitled to the Death Benefit. (4)Last Surviving Contract Owner's or Joint Owner’s Estate. If there is no surviving Contingent Beneficiary, the estate of the last surviving Contract Owner or Joint Owner is entitled to the Death Benefit. Death of Annuitant who is not the Contract Owner If the deceased Annuitant is not the Contract Owner (or Joint Owner), and the deceased Annuitant dies before the Annuitization Date while the Contract is in force, the Death Benefit may or may not become payable depending on whether there is a Contingent Annuitant. If there is a Contingent Annuitant, the Contingent Annuitant takes the place of the deceased Annuitant under the Contract and no Death Benefit is payable. The Contract otherwise continues without interruption and there will no longer be a Contingent Annuitant under the Contract. If there is no Contingent Annuitant, the Death Benefit becomes payable. Rights to the Death Benefit will be as follows: (1)Beneficiary(ies). The Beneficiary(ies) is (are) entitled to the Death Benefit (2)Contingent Beneficiary(ies). If there is no surviving Beneficiary, the Contingent Beneficiary(ies) is (are) entitled to the Death Benefit. (3)Last Surviving Contract Owner's or Joint Owner’s Estate. If there is no surviving Contingent Beneficiary, the estate of the last surviving Contract Owner or Joint Owner is entitled to the Death Benefit. Death After Annuitization After the Annuitization Date, under no circumstances will the Death Benefit become payable. All payments under the Contract depend on the annuity payment option selected. Payment of the Death Benefit When the Death Benefit becomes payable, Nationwide will not pay the Death Benefit until it receives in writing at the Service Center each of the following: •Proper proof of death •Instructions regarding the method of distribution; and •Any forms required by a state or other jurisdiction. Proper proof of death includes: •A certified copy of the death certificate of the deceased Annuitant; •A copy of a certified decree of a court of competent jurisdiction as to the finding of death; •A written statement by a medical doctor who attended the deceased; or •Any other proof of death that we deem acceptable. The methods of distribution depend on the person (or people) to whom the Death Benefit will be paid. Under all circumstances, the method of distribution selected must comply with any applicable requirements under the Code. The following applies to the payment of the Death Benefit: (1)If the person entitled to receive the Death Benefit is the surviving spouse of the deceased Contract Owner, the surviving spouse can do one of the following: a. Elect to receive their portion of the Death Benefit as a lump sum; b. Elect to receive their portion of the Death Benefit as an annuity; c. Elect to receive their portion of the Death Benefit as any distribution that is permitted by state and federal regulations and is acceptable to Nationwide; or d. Elect to continue the Contract with his or her portion of the Death Benefit and become the new Contract Owner. (2)Contingent Beneficiary(ies). If there is no surviving Beneficiary, the Contingent Beneficiary(ies) is (are) entitled to the Death Benefit. a. Elect to receive their portion of the Death Benefit as a lump sum; b. Elect to receive their portion of the Death Benefit as an annuity; or c. Elect to receive their portion of the Death Benefit as any distribution that is permitted by state and federal regulations and is acceptable to Nationwide. Premium taxes may be deducted from the Death Benefit. If the Contract has more than one Beneficiary entitled to the Death Benefit, the Contract Value will continue to be allocated to the applicable Strategies until the first Beneficiary provides Nationwide with all the information necessary to pay that Beneficiary’s portion of the Death Benefit. At the time the first Beneficiary’s proceeds are paid, the remaining portion(s) of the Death Benefit that is allocated to the Strategies will be reallocated to the Fixed Strategy until instructions are received from the remaining Beneficiary(ies). Except for a surviving spouse that is continuing the Contract, if any Beneficiary entitled to receive the Death Benefit elects to continue the Contract as the new contract owner or becomes a beneficial owner of the Contract, the Beneficiary’s entire portion of the Death Benefit will be automatically reallocated to the Fixed Strategy. This reallocation to the Fixed Strategy will occur on the date the Beneficiary’s election is received in good order. The Fixed Strategy’s Strategy Term will begin on the date the Beneficiary’s portion of the Death Benefit is reallocated to the Fixed Strategy. For as long as Nationwide declares Fixed Strategy Rates for new business, the Fixed Strategy Rate will be the new business Fixed Strategy Rate in effect on the date the Beneficiary’s portion of the Death Benefit is reallocated to the Fixed Strategy. If Nationwide no longer declares new business Fixed Strategy Rates, Nationwide will declare Fixed Strategy Rates for beneficially owned contracts at its sole discretion which are guaranteed to be at least 0.25%. For a surviving spouse that continues the Contract under the Spousal Protection Feature, see "Spousal Protection Feature" below. A surviving spouse that is continuing the Contract under the Spousal Protection Feature will not be reallocated to the Fixed Strategy as described above.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Death Benefit Calculations An applicant may elect either the standard death benefit (Contract Value) or an available Death Benefit option that is offered under the Contract for an additional charge. If no election is made at the time of application, the Death Benefit will be the standard Death Benefit. As indicated previously, the Death Benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the Contract has been assigned. See "Impact of Ownership Changes and Assignment on the Death Benefit." The Death Benefit is calculated as of the date Nationwide receives: (1)proper proof of the Annuitant’s death (2)an election specifying the distribution method; and (3)any state required form(s).
Nationwide Defender Annuity | Spousal Protection
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Spousal Protection Feature
Purpose of Benefit [Text Block]	Second death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Not applicable to Charitable Remainder Trusts● One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be names as the Contract Owner● Only available to the Contract Owner’s spouse● Spouses must be Co-Annuitants● Both spouses must be 85 or younger at application or 75 or younger at the time of application if the Return of Death Benefit Option is elected● Spouses must be named as beneficiaries● No other person may be named as Contract Owner, Annuitant, or primary beneficiaryBenefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Spousal Protection Feature
Nationwide Defender Annuity | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals (see "Systematic Withdrawals" )
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each● Will be taken proportionally from the Strategies in which the Contract Owner is allocated based on the Contract Value● May be subject to a negative Daily ISE Percentage calculation when taken during a Strategy Term● May be subject to a CDSC, MVA, tax, and tax penalties
Name of Benefit [Text Block]	Systematic Withdrawals (see "Systematic Withdrawals" )
Nationwide Defender Annuity | Return of Premium Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit Option
Purpose of Benefit [Text Block]	Enhanceddeathbenefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy.
Brief Restrictions / Limitations [Text Block]	● Annuitant must be 75 or younger at application● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Return of Premium Death Benefit Option
Operation of Benefit [Text Block]	Return of Premium Death Benefit Option For an additional fee, an applicant can elect the Return of Premium Death Benefit Option. The Return of Premium Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The fee associated with the option will be assessed until annuitization. The Return of Premium Death Benefit Option fee is assessed each Quarterversary and is calculated as follows:
Total of all Index Strategy Values on a Quarterversary	X	0.15% 4
The fee is deducted proportionally from the Index Strategies in which the Contract Owner is allocated based on the Contract Value in the Index Strategies at the time the fee is assessed. The Return of Premium Death Benefit Option fee is not assessed on the Fixed Strategy Value. Prior to the Annuitization Date, the Death Benefit is equal to the greater of the following on the date the Death Benefit is payable: (1)Contract Value; or (2)the Purchase Payment made to the contract reduced by any partial withdrawals in the proportion that such a partial withdrawal reduced the Contract Value on the date of the partial withdrawal. On the date the Death Benefit is payable, the Contract Value is adjusted to equal the greater of the Contract Value on that date or the Purchase Payment reduced by the adjustment for any partial withdrawals. This adjustment to the Contract Value is considered payment of the Death Benefit. Unless a surviving spouse is continuing the Contract under the Spousal Protection Feature (see "Spousal Protection Feature"), the Death Benefit will be paid in accordance with the "Payment of the Death Benefit" section. After the Death Benefit is paid, partial withdrawals or a full surrender are not subject to a CDSC or MVA.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value
= $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000.
The death benefit for Ms. P’s contract will equal $26,000.

Nationwide Defender Annuity | Performance Lock
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.60%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	A Performance Lock Fee of 0.10% is assessed for each year remaining in the Strategy Term as of the date of the Performance Lock request (partial years are rounded up to the next full year). This means the maximum Performance Lock Fee for a 1-year Strategy Term is 0.10%, the maximum Performance Lock Fee for a 3-year Strategy Term is 0.30%, and the maximum Performance Lock Fee for a 6-year Strategy Term is 0.60%.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	"Locks-in"the performanceof an Index Strategyby transferringthe Index Strategy Valueto theFixed Strategy
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	● Once a Performance Lock is exercised it is irrevocable● For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy Term● Only the full Index Strategy Value can be locked-in (no partial lock-ins)
Name of Benefit [Text Block]	Performance Lock
Operation of Benefit [Text Block]	Performance Lock The Performance Lock feature provides the Contract Owner with a one-time transfer during a Strategy Term of the full Index Strategy Value to the Fixed Strategy. Nationwide assesses a fee for a Performance Lock. For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy Term. If Contract Value is allocated to multiple Index Strategies, the Performance Lock may be exercised for any, all, or none of the Index Strategies during their respective Strategy Terms. The Contract Owner can request a Performance Lock for only the full Index Strategy Value. Requests for a Performance Lock of partial amounts of an Index Strategy’s Index Strategy Value will not be accepted. A Performance Lock once exercised is irrevocable. On any Business Day other than the Strategy Term End Date, the Contract Owner may submit a request to the Service Center to exercise a Performance Lock. If Nationwide receives the request prior to the close of business on a Business Day, the Index Strategy Value transferred to the Fixed Strategy will be the Index Strategy Value at the end of the Business Day on which the Performance Lock request is received by Nationwide, less the Performance Lock Fee. If the Performance Lock request is received by Nationwide on a day that is not a Business Day, or after the close of a Business Day, Nationwide will use the next Business Day’s Index Strategy Value, less the Performance Lock Fee. The Performance Lock Fee is calculated as follows:
Index Strategy Value subject to Performance Lock Request	X	0.10%	X	Number of years remaining in the Strategy Term (partial years are rounded up to the next full year)
See "Performance Lock Fee" and "Performance Lock Risk" for additional information on the Performance Lock Fee and the risks associated with the Performance Lock. If there is no Contract Value allocated to the Fixed Strategy and a Performance Lock is exercised, the date the Index Strategy Value is transferred into the Fixed Strategy is considered the first day of the Fixed Strategy’s Strategy Term and the Strategy Term End Date will be the next Contract Anniversary. Performance Locks Exercised Within 45 Days of a Contract Anniversary If a Performance Lock is requested within 45 days prior to a Contract Anniversary, the Contract Owner will not receive notification of the available Strategies and applicable Crediting Factors 30 days prior to the Fixed Strategy’s Strategy Term End Date as described in the "Actions on Strategy Term End Dates" section. Instead, the following will apply: •If the Performance Lock is requested through Nationwide’s Service Center via the website or by telephone, the Contract Owner will receive the available Strategies and Crediting Factors at the time of the request; or •If the Performance Lock is requested by mail, the Contract Owner will need to contact the Service Center for the available Strategies and applicable Crediting Factors prior to the Strategy Term End Date. Once the Contract Value has been transferred into the Fixed Strategy, if no election is made prior to the Fixed Strategy’s Strategy Term End Date, the amount allocated to the Fixed Strategy as a result of the Performance Lock will remain in the Fixed Strategy for the next Strategy Term at the Fixed Strategy Rate in effect for that Strategy Term.
Calculation Method of Benefit [Text Block]
Example:
Ms. P is allocated to an Index Strategy with a 6-year Strategy Term and requests a
Performance Lock with 4 years and 10 months remaining in the Strategy Term. At the end of the Business Day on the day the Performance Lock is processed, the Index Strategy
Value is $142,000. The amount of Index Strategy Value transferred to the Fixed Strategy will be $141,290 ($142,000 minus the Performance Lock Fee of $142,000 x 0.10% x 5 years (4 years and 10 months is rounded up to the next full year)).

The amount transferred into the Fixed Strategy will earn interest at the Fixed Strategy Rate until the next Contract Anniversary at which time the Contract Owner can elect to either transfer out of the Fixed Strategy to an available Index Strategy or remain in the Fixed
Strategy subject to a newly declared Fixed Strategy Rate.

Nationwide Defender Annuity | Spousal Protection Feature
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Spousal Protection Feature The Death Benefit (whether (1) Return of Premium Death Benefit, or (2) standard Death Benefit (Contract Value)) includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving any economic benefit of the Death Benefit upon the death of the other spouse. When the surviving spouse continues the Contract under the Spousal Protection Feature, the Contract will remain allocated to the same Strategies through the end of the current Strategy Terms, and the Death Benefit will not be automatically reallocated to the Fixed Strategy. After the first Death Benefit is paid, neither CDSC nor MVA will apply to any partial withdrawal or a full surrender. Upon the death of the surviving spouse, provided such death occurs before the Annuitization Date, the Death Benefit will again become payable. The Spousal Protection Feature is available provided the conditions described below are satisfied: (1)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (2)The spouses must be Co-Annuitants; (3)On the date the application is signed, both spouses must be age 85 or younger; however, for the Return of the Premium Death Benefit Option, both spouses must be age 75 or younger at the time of application; (4)Both spouses must be named as Beneficiaries; (5)No person other than the spouse may be named as Contract Owner, Annuitant, Contingent Annuitant, or primary beneficiary; (6)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and (7)If the Contract Owner requests to add a Co-Annuitant after the Date of Issue, the date of marriage must be after the Date of Issue and Nationwide will require the Contract Owner to provide a copy of the marriage certificate. In addition, the Co-Annuitant that is added must have been no older than age 85 on the date the application was signed if the standard Death Benefit applies, or no older than age 75 on the date the application was signed if the Return of Premium Death Benefit Option applies. If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the Contract as its sole Contract Owner, and the following applies: •Standard Death Benefit (Contract Value). No adjustment is made to the Contract Value, and the continuation of the Contract by the surviving spouse is considered payment of the first Death Benefit. •Return of Premium Death Benefit Option. Where the Contract Value is greater than the Purchase Payment, less an adjustment for amounts withdrawn, then no adjustment is made to the Contract Value. Otherwise, the Contract Value is adjusted to equal the Purchase Payment, less an adjustment for amounts withdrawn. The adjustment to each Strategy’s Strategy Value will be made proportionally based on the Contract Value in the Strategies at the time the adjustment is made. Additionally, each Index Strategy’s Index Strategy Basis will increase by the same percentage that the Index Strategy Value increased due to this adjustment. This adjustment, if any, is considered payment of the first Death Benefit. After the Contract is continued by the surviving spouse, the Contract Value may increase or decrease, and partial withdrawals or a full surrender are not subject to a CDSC or MVA. The surviving Co-Annuitant may then name a new Beneficiary but may not name another Co-Annuitant. If the surviving spouse dies before the Annuitization Date, the second Death Benefit becomes payable. If the marriage of the Co-Annuitants terminates due to divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse. The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the Contract. Contract Owners contemplating changes to the parties to the Contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

Nationwide Defender Annuity | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Systematic Withdrawals The Contract Owner may elect in writing on a form provided by Nationwide to take systematic withdrawals of a specified dollar amount on a monthly, quarterly, semi-annual, or annual basis. The minimum withdrawal amount allowed for this type of systematic transaction is $100. A CDSC and MVA, as well as a Daily ISE Percentage, may apply to systematic withdrawals. Unless otherwise instructed, Nationwide will withhold federal income taxes from each systematic withdrawal. Unless otherwise specified, systematic withdrawals will be taken proportionally from Strategies in which the Contract Owner is allocated based on the Contract Value in the Strategies at the time of the systematic withdrawal. Systematic withdrawals may be discontinued at any time by notification to Nationwide in writing or other form acceptable to Nationwide. Systematic withdrawals are not available prior to the expiration of the Right to Examine and Cancel period. See "Right to Examine and Cancel."
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. Each quarter Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each
Strategy, and will mail her a check or wire the funds to the financial institution of her choice.

Nationwide Defender Annuity | Market Value Adjustment
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Market Value Adjustment (MVA) In addition to any applicable CDSC, partial withdrawals or a full surrender during the first six Contract Years may be subject to an MVA. Like the CDSC, the MVA applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA." After the sixth Contract Year, no withdrawals, including a full surrender, are subject to an MVA. The MVA, when applicable, is assessed on amounts withdrawn from the Index Strategies and/or Fixed Strategy. An MVA may be positive or negative. If an MVA is negative, it will decrease the withdrawal. If an MVA is positive, it will increase the withdrawal. When an MVA is imposed, the MVA will equal the calculated "MVA Factor" multiplied by the dollar amount of the withdrawal less the Remaining Free Withdrawal Amount. See "Market Value Adjustment (MVA)."
Overview, Transactions Subject to Contract Adjustments [Text Block]	In addition to any applicable CDSC, partial withdrawals or a full surrender during the first six Contract Years may be subject to an MVA. Like the CDSC, the MVA applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA."
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Market Value Adjustment (or "MVA"), which may be negative (see "Market Value Adjustment (MVA)"). The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the Contract Value withdrawn. For example, for a Contract with a $100,000 investment, a withdrawal taken within six years following the Contract’s issue date could result in an MVA of up to $100,000. This loss will be greater if there is a negative Daily ISE Percentage, CDSC, taxes, or tax penalties. See "Market Value Adjustment (MVA)."
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, for a Contract with a $100,000 investment, a withdrawal taken within six years following the Contract’s issue date could result in an MVA of up to $100,000. This loss will be greater if there is a negative Daily ISE Percentage, CDSC, taxes, or tax penalties. See "Market Value Adjustment (MVA)."
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value Adjustments (MVA) Partial withdrawals or a full surrender during the first six Contract Years may be subject to an MVA. After the sixth Contract Year, no withdrawals, including a full surrender, are subject to an MVA. An MVA, when applied, may be positive, negative, or equal to zero. If an MVA is negative, it will decrease the withdrawal. If an MVA is positive, it will increase the withdrawal. If an MVA is equal to zero, it will have no effect on withdrawal. MVAs are assessed in addition to any applicable CDSC. Under extreme circumstances, a negative Market Value Adjustment could result in a loss of 100% of Contract Value. The Contract is designed to be a long-term investment. When a Contract Owner takes a withdrawal, Nationwide may be required to liquidate interest rate sensitive fixed-income assets that it holds in order to satisfy its payment obligations under the Contract. The MVA is intended to approximate, without duplicating, Nationwide’s investment experience when it liquidates those assets. Nationwide utilizes a market value reference rate to determine this approximation. When liquidating assets, Nationwide may realize either a gain or a loss. If the market value reference rate has increased relative to the market value reference rate on the Date of Issue, the MVA will be negative. Conversely, if the market value reference rate has decreased relative to the market value reference rate on the Date of Issue, the MVA will be positive. When an MVA is imposed, the MVA will equal the MVA Base x MVA Factor. In the formula above, the MVA Base equals the dollar amount of the withdrawal minus the Remaining Free Withdrawal Amount. If the dollar amount of the withdrawal minus the Remaining Free Withdrawal Amount is less than or equal to zero, then an MVA is not applicable to the withdrawal. We calculate the MVA Factor using the following formula: MVA Factor = MVA Scaling Factor x (A – B) x N/12, where: A = Initial Market Value Reference Rate B = Market Value Reference Rate on the date we process the withdrawal N = Number of whole (partial months will be rounded up to the next whole month) remaining in the MVA Period, calculated from the date that we process the withdrawal In the formula above, the MVA Scaling Factor will be greater or less than, or equal to, 1.0. The MVA Scaling Factor is declared by Nationwide and is stated in your Contract. Within the formula, the MVA Scaling Factor serves to amplify or dampen the MVA Factor for purposes of the MVA calculation. An MVA Scaling Factor greater than 1.0 increases the magnitude of the MVA, an MVA Scaling Factor less than 1.0 dampens the magnitude of the MVA. An MVA Scaling Factor equal to 1 has no effect on the MVA. The Market Value Reference Rate refers to the yield of the MVA Index, which is the Bloomberg U.S. Corporate Index. The Market Value Reference Rate of the MVA Index as of the Date of Issue (the Initial Market Value Reference Rate) is included in your Contract. The daily Market Value Reference Rate may be obtained thereafter by contacting the Service Center. If the daily Market Value Reference Rate is not available on any day on which the value is needed, Nationwide will use the Market Value Reference Rate for the previous Business Day. If the MVA Index provider later publishes a yield for the MVA Index for a Business Day when the yield was not provided to Nationwide or was otherwise not available, Nationwide will recalculate the impacted transactions and Contract Values according to the yield provided to Nationwide by the MVA Index provider. This recalculation could result in changes to transactions and Contract Values that occurred when the yield was not published by the MVA Index provider. If the Market Value Reference Rate is no longer available, or if Nationwide at its sole discretion determines that the Market Value Reference Rate is no longer appropriate for purposes of calculating the MVA, Nationwide will substitute another method for determining the MVA, subject to any required regulatory approval. Nationwide will notify the Contract Owner of any such change. MVA Limitation for Amounts Withdrawn from the Fixed Strategy The Contract limits the MVA amount that can apply to withdrawals from the Fixed Strategy. The MVA limitation may or may not be beneficial to the Contract Owner since it limits both positive and negative MVAs. For any MVA applicable to a withdrawal from the Fixed Strategy, the MVA amount attributable to the Fixed Strategy will never be more than (either positive or negative) the following, which is calculated immediately prior to the partial withdrawal or full surrender from the Fixed Strategy: M x A, where M = MVA Base attributable to the Fixed Strategy / (Fixed Strategy Value – Remaining Free Withdrawal Amount attributable to the Fixed Strategy) A = Fixed Strategy Value minus the CDSC applicable to the Fixed Strategy that would apply on full surrender, minus minimum amount required by state law, but not less than zero When determining the Remaining Free Withdrawal Amount in "M" above, if the withdrawal is taken from the Fixed Strategy and one or more Index Strategies, the Remaining Free Withdrawal Amount is allocated proportionally to the withdrawal between the Fixed Strategy and Index Strategies immediately prior to a partial withdrawal or full surrender. See the Statement of Additional Information for examples of the MVA calculation.
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	Partial withdrawals or a full surrender during the first six Contract Years may be subject to an MVA.
Contract Adjustment, Applicable Transaction [Text Block]	The Contract is designed to be a long-term investment. When a Contract Owner takes a withdrawal, Nationwide may be required to liquidate interest rate sensitive fixed-income assets that it holds in order to satisfy its payment obligations under the Contract. The MVA is intended to approximate, without duplicating, Nationwide’s investment experience when it liquidates those assets. Nationwide utilizes a market value reference rate to determine this approximation. When liquidating assets, Nationwide may realize either a gain or a loss. If the market value reference rate has increased relative to the market value reference rate on the Date of Issue, the MVA will be negative. Conversely, if the market value reference rate has decreased relative to the market value reference rate on the Date of Issue, the MVA will be positive. When an MVA is imposed, the MVA will equal the MVA Base x MVA Factor. In the formula above, the MVA Base equals the dollar amount of the withdrawal minus the Remaining Free Withdrawal Amount. If the dollar amount of the withdrawal minus the Remaining Free Withdrawal Amount is less than or equal to zero, then an MVA is not applicable to the withdrawal. We calculate the MVA Factor using the following formula: MVA Factor = MVA Scaling Factor x (A – B) x N/12, where: A = Initial Market Value Reference Rate B = Market Value Reference Rate on the date we process the withdrawal N = Number of whole (partial months will be rounded up to the next whole month) remaining in the MVA Period, calculated from the date that we process the withdrawal In the formula above, the MVA Scaling Factor will be greater or less than, or equal to, 1.0. The MVA Scaling Factor is declared by Nationwide and is stated in your Contract. Within the formula, the MVA Scaling Factor serves to amplify or dampen the MVA Factor for purposes of the MVA calculation. An MVA Scaling Factor greater than 1.0 increases the magnitude of the MVA, an MVA Scaling Factor less than 1.0 dampens the magnitude of the MVA. An MVA Scaling Factor equal to 1 has no effect on the MVA. The Market Value Reference Rate refers to the yield of the MVA Index, which is the Bloomberg U.S. Corporate Index. The Market Value Reference Rate of the MVA Index as of the Date of Issue (the Initial Market Value Reference Rate) is included in your Contract. The daily Market Value Reference Rate may be obtained thereafter by contacting the Service Center. If the daily Market Value Reference Rate is not available on any day on which the value is needed, Nationwide will use the Market Value Reference Rate for the previous Business Day. If the MVA Index provider later publishes a yield for the MVA Index for a Business Day when the yield was not provided to Nationwide or was otherwise not available, Nationwide will recalculate the impacted transactions and Contract Values according to the yield provided to Nationwide by the MVA Index provider. This recalculation could result in changes to transactions and Contract Values that occurred when the yield was not published by the MVA Index provider. If the Market Value Reference Rate is no longer available, or if Nationwide at its sole discretion determines that the Market Value Reference Rate is no longer appropriate for purposes of calculating the MVA, Nationwide will substitute another method for determining the MVA, subject to any required regulatory approval. Nationwide will notify the Contract Owner of any such change. MVA Limitation for Amounts Withdrawn from the Fixed Strategy The Contract limits the MVA amount that can apply to withdrawals from the Fixed Strategy. The MVA limitation may or may not be beneficial to the Contract Owner since it limits both positive and negative MVAs. For any MVA applicable to a withdrawal from the Fixed Strategy, the MVA amount attributable to the Fixed Strategy will never be more than (either positive or negative) the following, which is calculated immediately prior to the partial withdrawal or full surrender from the Fixed Strategy: M x A, where M = MVA Base attributable to the Fixed Strategy / (Fixed Strategy Value – Remaining Free Withdrawal Amount attributable to the Fixed Strategy) A = Fixed Strategy Value minus the CDSC applicable to the Fixed Strategy that would apply on full surrender, minus minimum amount required by state law, but not less than zero When determining the Remaining Free Withdrawal Amount in "M" above, if the withdrawal is taken from the Fixed Strategy and one or more Index Strategies, the Remaining Free Withdrawal Amount is allocated proportionally to the withdrawal between the Fixed Strategy and Index Strategies immediately prior to a partial withdrawal or full surrender. See the Statement of Additional Information for examples of the MVA calculation.
Contract Adjustment, Waiver Circumstances [Text Block]	Waiver or Reduction of the CDSC or MVA During the first six Contract Years, the Contract Owner may withdraw an amount up to that Contract Year’s Free Withdrawal Amount without incurring a CDSC or MVA. The Free Withdrawal Amount is the greater of: •10% of the Contract Value on the first day of that Contract Year (immediately prior to any partial withdrawal or full surrender on that date); or •the amount required to meet minimum distribution requirements for this Contract under the Code At the start of each Contract Year, the Remaining Free Withdrawal Amount is set equal to the Free Withdrawal Amount. Each Free Withdrawal during the Contract Year decreases the Remaining Free Withdrawal Amount by the Free Withdrawal, but not to less than zero. Each Contract Year’s Free Withdrawal Amount is non-cumulative. This means any portion of the Free Withdrawal Amount not taken by the Contract Owner in a given Contract Year cannot be added to the Free Withdrawal Amount in any later Contract Year. In addition, no CDSC or MVA will be assessed: •upon the payment of the Death Benefit or on any partial withdrawal or full surrender after the Death Benefit is paid; •upon the Annuitization of the Contract if it has been in force for at least two years; •on any partial withdrawal or full surrender taken after the sixth Contract Year; or •if the Contract is surrendered in exchange for another contract issued by Nationwide or one of its affiliated insurance companies, Nationwide may decide not to charge a CDSC and/or apply an MVA. If another contract issued by Nationwide or one of its affiliates is exchanged for the Contract, Nationwide may reduce the CDSC and/or waive part of the MVA on the Contract. A CDSC and/or MVA may apply to the contract received in exchange for the Contract. Increase in Remaining Free Withdrawal Amount After a Long-Term Care and Terminal Illness or Injury (CDSC and MVA Waiver) General After the occurrence of a Long-Term Care Event ("LTC Event") or Terminal Illness or Injury Event ("TI Event"), Nationwide will increase the Remaining Free Withdrawal Amount for the current and all subsequent Contract Years so that all partial withdrawals or a full surrender after the occurrence of the event are Free Withdrawals. This CDSC and MVA waiver is only available if the Contract Owner and Annuitant are the same person, and as of the Date of Issue that person is no older than 80 years old. If the Contract has a Joint Owner, either the Contract Owner or Joint Owner must be named as Annuitant and the age of the older of the Contract Owner and Joint Owner must be no older than 80 years old as of the Date of Issue. In addition, for purposes of this CDSC and MVA waiver, for Contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner. However, if the non-natural Contract Owner does not own the Contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the right of the Contract Owner. There are no charges associated with these waivers.
Nationwide Defender Annuity | Daily ISE Percentage
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Daily ISE Percentage On any day other than the Strategy Term End Date, Nationwide uses the Daily ISE Percentage to calculate Index Strategy Earnings. If amounts are withdrawn (including Free Withdrawals, systematic withdrawals, and required minimum distributions) or fully surrendered (including free look surrenders in certain states) from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, the deduction of a fee, payment of the Death Benefit, or Annuitization, a loss may result if the Daily ISE Percentage is negative, and the Contract Owner could lose a significant amount of money due to this adjustment. In extreme circumstances, a negative Daily ISE Percentage could result in the loss of 100% of the Index Strategy Value. The method used to calculate the Daily ISE Percentage may result in losses even if negative Index Performance is within the Buffer or losses even when the performance of the Index has increased since the beginning of the Strategy Term. The Daily ISE Percentage does not apply to the Fixed Strategy. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Partial withdrawals reduce an Index Strategy’s Index Strategy Basis in the same proportion that the partial withdrawal reduced the Index Strategy’s Index Strategy Value on the date of the withdrawal. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount of the withdrawal. A proportional reduction to an Index Strategy Basis also applies when a fee is deducted from Index Strategy Value.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If amounts are withdrawn (including Free Withdrawals, systematic withdrawals, and required minimum distributions) or fully surrendered (including free look surrenders in certain states) from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, the deduction of a fee, payment of the Death Benefit, or Annuitization, a loss may result if the Daily ISE Percentage is negative, and the Contract Owner could lose a significant amount of money due to this adjustment. In extreme circumstances, a negative Daily ISE Percentage could result in the loss of 100% of the Index Strategy Value.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	The Daily ISE Percentage is used to calculate the Index Strategy Value for partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including a free look surrender), deduction of a fee, a transfer under the Performance Lock feature, Annuitization and Death Benefit payments before the end of a Strategy Term. The Daily ISE Percentage could result in a loss. In extreme circumstances, a negative Daily ISE Percentage could result in the loss of 100% of the Index Strategy Value. For example, if you invest $100,000 in an Index Strategy and withdrawal the entire amount before the end of the Strategy Term, you could lose 100% of your investment. This loss will be greater if there is a CDSC, negative MVA, taxes, or tax penalties. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)."
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you invest $100,000 in an Index Strategy and withdrawal the entire amount before the end of the Strategy Term, you could lose 100% of your investment. This loss will be greater if there is a CDSC, negative MVA, taxes, or tax penalties. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)."
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Daily ISE Percentage On any day other than the Strategy Term End Date, Nationwide uses the Daily ISE Percentage to calculate Index Strategy Earnings. If amounts are withdrawn (including Free Withdrawals, systematic withdrawals, and required minimum distributions) or fully surrendered (including free look surrenders in certain states) from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, the deduction of a fee, payment of the Death Benefit, or Annuitization, a loss may result if the Daily ISE Percentage is negative, and the Contract Owner could lose a significant amount of money due to this adjustment. In extreme circumstances, a negative Daily ISE Percentage could result in the loss of 100% of the Index Strategy Value. The method used to calculate the Daily ISE Percentage may result in losses even if negative Index Performance is within the Buffer or losses even when the performance of the Index has increased since the beginning of the Strategy Term. The Daily ISE Percentage does not apply to the Fixed Strategy. A Daily ISE Percentage is calculated separately for each Index Strategy in which Contract Value is allocated. A Daily ISE Percentage can be positive, negative, or equal to zero. The Daily ISE Percentage is multiplied by the Index Strategy Basis to determine the Index Strategy Earnings for that Index Strategy. The Index Strategy Earnings are then added to (if positive) or subtracted from (if negative) the Index Strategy Basis to determine the Index Strategy Value for that day. Partial withdrawals and other deductions from Index Strategy Value (including fees) reduce an Index Strategy’s Index Strategy Basis in the same proportion that the deduction reduced the Index Strategy’s Index Strategy Value on the date of the deduction. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a deduction, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount deducted. Partial withdrawals and other deductions reduce the amount of the Strategy Basis for the remainder of the Strategy Term and the Term End ISE Percentage will be applied to the reduced Strategy Basis at the end of the Strategy Term. The Daily ISE Percentage is not directly related to the Index Performance (although Index Performance impacts the Daily ISE Percentage calculation) and in general will be different than the Index Performance. The Daily ISE Percentage uses a proxy fair market value methodology to value hypothetical investments in derivatives that provide an estimated present value of what the Term End ISE Percentage will be on the Strategy Term End Date. The Daily ISE Percentage reflects the market value of the Index Strategy and is intended to transfer risk from Nationwide to the Contract Owner when the Contract Owner takes withdrawals from an Index Strategy prior to the Strategy Term End Date. The estimated present value takes into account the impact of the applicable Buffer, Cap Rate, Cap+ Rate, and Participation Rate, but they do not apply to the same extent that they do when used in the calculation of the Term End ISE Percentage. This means that the Buffer does not provide the same level of protection when calculating the Daily ISE Percentage that it does when calculating the Term End ISE Percentage. Index Strategy Values fluctuate daily, and the current Index Strategy Value may differ from the actual Index Strategy Value calculated at the time of a transaction. The Contract Owner may contact the Service Center to obtain their Index Strategy Values. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and the Statement of Additional Information for more information and examples of the Daily ISE Percentage.
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Relationship to Other Charges [Text Block]	The estimated present value takes into account the impact of the applicable Buffer, Cap Rate, Cap+ Rate, and Participation Rate, however, they do not apply to the same extent that they do when calculating the Term End ISE Percentage. Instead, when calculating the Daily ISE Percentage, Nationwide calculates a proxy fair market value of the hypothetical investments in derivatives that provides an estimated present value of Nationwide’s obligation to provide the Buffer, Cap Rate, Cap+ Rate, and Participation Rate at the end of the Strategy Term. As a result, the Buffer does not provide the same level of protection when calculating the Daily ISE Percentage that it does when calculating the Term End ISE Percentage. Prior to the Strategy Term End Date, the Index Strategy Value may reflect losses even if negative Index Performance is within the Buffer or even if Index Performance is positive. The losses may be realized if amounts are withdrawn (including Free Withdrawals, systematic withdrawals, and required minimum distributions) or fully surrendered (including free look surrenders in certain states) from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, the deduction of a fee, payment of the Death Benefit, or Annuitization.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	Daily Index Strategy Earnings Percentage (Daily ISE Percentage) On any day other than the Strategy Term End Date, Nationwide uses the Daily ISE Percentage to calculate Index Strategy Earnings. A Daily ISE Percentage is calculated separately for each Index Strategy in which Contract Value is allocated. The Daily ISE Percentage uses a proxy fair market value methodology to value hypothetical investments in derivatives that provide an estimated present value of what the Term End ISE Percentage will be on the Strategy Term End Date. The estimated present value takes into account the impact of the applicable Buffer, Cap Rate, Cap+ Rate, and Participation Rate, however, they do not apply to the same extent that they do when calculating the Term End ISE Percentage. Instead, when calculating the Daily ISE Percentage, Nationwide calculates a proxy fair market value of the hypothetical investments in derivatives that provides an estimated present value of Nationwide’s obligation to provide the Buffer, Cap Rate, Cap+ Rate, and Participation Rate at the end of the Strategy Term. As a result, the Buffer does not provide the same level of protection when calculating the Daily ISE Percentage that it does when calculating the Term End ISE Percentage. Prior to the Strategy Term End Date, the Index Strategy Value may reflect losses even if negative Index Performance is within the Buffer or even if Index Performance is positive. The losses may be realized if amounts are withdrawn (including Free Withdrawals, systematic withdrawals, and required minimum distributions) or fully surrendered (including free look surrenders in certain states) from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, the deduction of a fee, payment of the Death Benefit, or Annuitization. The Daily ISE Percentage is not directly related to the Index Performance (although Index Performance impacts the Daily ISE Percentage calculation). The Daily ISE Percentage may be negative even when the Index Performance is positive due to market factors that impact the inputs that Nationwide uses to value the hypothetical investment in the derivatives. In addition, the Daily ISE Percentage may be less than the Index Performance when the Index Performance is positive, particularly earlier in a Strategy Term. For each Index Strategy, the Daily ISE Percentage calculation compares the value of the hypothetical derivatives on the first day of the Strategy Term to the value of the hypothetical derivatives on the date the Daily ISE Percentage is calculated. The difference is then adjusted for the amount of time that has elapsed during the Strategy Term multiplied by the value of the hypothetical derivatives on the first day of the Strategy Term. More specifically, the Daily ISE Percentage is calculated using the following formula: A – B + (t/T) x B, where: A: A proxy of the fair value, as of the current date, of the hypothetical derivatives that represents Nationwide’s obligation to provide the Term End ISE Percentage on the Strategy Term End Date B: A proxy of the fair value, as of the first day of the Strategy Term, of the hypothetical derivatives that represents Nationwide’s obligation to provide the Term End ISE Percentage on the Strategy Term End Date t: Time elapsed since the first day of the Strategy Term, in years T: Strategy Term length The value of the proxy on the first day of the Strategy Term is representative of the cost of the derivatives used to determine the Daily ISE Percentage. The Daily ISE Percentage is reduced by an amount reflecting the cost of instruments used to provide the performance offered by the Contract. This deduction is equal to the Daily ISE Percentage at the beginning of the Strategy Term, but it declines to zero over the course of the Strategy Term. See the Statement of Additional Information for more information and examples of the Daily ISE Percentage calculation.
Nationwide Defender Annuity | Buffer 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Nationwide Defender Annuity | Buffer 20
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Nationwide Defender Annuity | Fixed Strategy
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Strategy
Fixed Option Details, Description [Text Block]	Fixed Strategy The Fixed Strategy is an investment option under the Contract that credits interest daily at a Fixed Strategy Rate. Nationwide declares Fixed Strategy Rates prior to each Strategy Term and the Fixed Strategy Rate is guaranteed for the Strategy Term in which it is declared. Fixed Strategy Rates are determined at the sole discretion of Nationwide, but Fixed Strategy Rates are guaranteed to be at least 0.25%. Fixed Strategy Rates may be different for newly issued Contracts than for existing Contracts or for Contracts with different issue dates. The Fixed Strategy has one-year Strategy Terms. The initial Strategy Term begins on the Date of Issue and ends on the first Contract Anniversary. Thereafter, each subsequent Strategy Term begins on each Contract Anniversary and ends on the following Contract Anniversary. At least 30 days prior to a Strategy Term End Date, Nationwide will send a notification to the Contract Owner stating (i) the Strategies that will be available for investment; (ii) their respective Crediting Factors and their values for the upcoming Strategy Term, including the current Fixed Strategy Rate; and (iii) how to communicate the Contract Owner’s instructions to Nationwide (see "Actions on Strategy Term End Dates"). Information regarding the Fixed Strategy, including (i) its name; (ii) its Strategy Term; and (iii) its minimum guaranteed Fixed Strategy Rate, is available in "Appendix A: Investment Options Available Under the Contract." The Fixed Strategy’s Strategy Value is equal to the amount allocated to the Fixed Strategy plus any interest credited. Withdrawals from the Fixed Strategy will reduce the value by the amount of the withdrawal (including any applicable CDSC, MVA and taxes). A negative MVA will reduce the amount of the withdrawal or full surrender, but the negative adjustment is limited to a value that would result in a full surrender value which is no less than the applicable minimum nonforfeiture value (see "Market Value Adjustment"). If there is no Contract Value allocated to the Fixed Strategy and Index Strategy Value is transferred into the Fixed Strategy under the Performance Lock feature, the date the Index Strategy Value is transferred into the Fixed Strategy is considered the first day of the Fixed Strategy’s Strategy Term and the Strategy Term End Date will be the next Contract Anniversary. See "Performance Lock." A full surrender of the Fixed Strategy Value or a full transfer out of the Fixed Strategy Value to an Index Strategy is subject to minimum amounts required by state law. Nationwide guarantees that any full surrender or full transfer out of the Fixed Strategy Value will be at least equal to the minimums required by state law.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Fixed Strategy is an investment option under the Contract that credits interest daily at a Fixed Strategy Rate. Nationwide declares Fixed Strategy Rates prior to each Strategy Term and the Fixed Strategy Rate is guaranteed for the Strategy Term in which it is declared. Fixed Strategy Rates are determined at the sole discretion of Nationwide, but Fixed Strategy Rates are guaranteed to be at least 0.25%. Fixed Strategy Rates may be different for newly issued Contracts than for existing Contracts or for Contracts with different issue dates.
Fixed Option Details, Term [Text Block]	The Fixed Strategy has one-year Strategy Terms. The initial Strategy Term begins on the Date of Issue and ends on the first Contract Anniversary. Thereafter, each subsequent Strategy Term begins on each Contract Anniversary and ends on the following Contract Anniversary. At least 30 days prior to a Strategy Term End Date, Nationwide will send a notification to the Contract Owner stating (i) the Strategies that will be available for investment; (ii) their respective Crediting Factors and their values for the upcoming Strategy Term, including the current Fixed Strategy Rate; and (iii) how to communicate the Contract Owner’s instructions to Nationwide (see "Actions on Strategy Term End Dates"). Information regarding the Fixed Strategy, including (i) its name; (ii) its Strategy Term; and (iii) its minimum guaranteed Fixed Strategy Rate, is available in "Appendix A: Investment Options Available Under the Contract."
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	0.25%
Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]	The Fixed Strategy’s Strategy Value is equal to the amount allocated to the Fixed Strategy plus any interest credited. Withdrawals from the Fixed Strategy will reduce the value by the amount of the withdrawal (including any applicable CDSC, MVA and taxes). A negative MVA will reduce the amount of the withdrawal or full surrender, but the negative adjustment is limited to a value that would result in a full surrender value which is no less than the applicable minimum nonforfeiture value (see "Market Value Adjustment").
Fixed Option Details, Default Reallocation [Text Block]	A full surrender of the Fixed Strategy Value or a full transfer out of the Fixed Strategy Value to an Index Strategy is subject to minimum amounts required by state law. Nationwide guarantees that any full surrender or full transfer out of the Fixed Strategy Value will be at least equal to the minimums required by state law.
Fixed Option Details, Other Material Features [Text Block]	Actions on Strategy Term End Dates General The following options are available at the end of a Strategy Term: •Reinvest some or all of the Contract Value in the same Strategy for another Strategy Term (with the new Crediting Factors that Nationwide declares for the upcoming Strategy Term), assuming that the Strategy is available for investment. •Transfer some or all of the Contract Value to another Strategy that is available for investment for a Strategy Term (with the new Crediting Factors that Nationwide declares for the upcoming Strategy Term). •Take a partial withdrawal or fully surrender the Contract, which may be assessed a CDSC and MVA, depending on the Remaining Free Withdrawal Amount and whether the withdrawal is taken within the first six Contract Years. At least 30 days prior to a Strategy Term End Date, Nationwide will send a notification to the Contract Owner stating (i) the Strategies that will be available for investment, (ii) their respective Crediting Factors and their values for the upcoming Strategy Term, and (iii) how to communicate the Contract Owner’s instructions to Nationwide. If Nationwide does not receive instructions from the Contract Owner prior to the close of business on the Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date), the Contract Value will remain allocated to the currently elected Strategies using the Crediting Factors applicable for the upcoming Strategy Term. If an Index Strategy is not available for reinvestment, the entire Index Strategy Value allocated to the Index Strategy will be transferred to the Fixed Strategy. Transfers Between Strategies On a Strategy Term End Date, the Contract Owner may transfer free of charge some or all of the Contract Value in the maturing Strategy to another Strategy that is available for investment. Except under the Performance Lock feature, transfers from a Strategy are not permitted other than on its Strategy Term End Date. Transfers into a Strategy are not permitted if its Strategy Term is ongoing. If the Strategy Term End Date is a Business Day, a transfer request must be received by the Service Center prior to the close of business on that Business Day. If Nationwide does not receive a transfer request prior to the close of business on that Business Day, the transfer will not occur. If the Strategy Term End Date is not a Business Day, a transfer request must be received by the Service Center at least one Business Day prior to the Strategy Term End Date. If Nationwide does not receive a transfer request at least one Business Day prior to the Strategy Term End Date, the transfer will not occur. Transfer requests may be submitted in writing to the Service Center and must be signed by the Contract Owner. At Nationwide’s discretion, it may accept transfer requests by telephone or, if available, by Internet. A transfer request will not be deemed to be received by the Service Center until it is in good order. To be in good order, the transfer request must identify: •the Contract number; •The date of the first day of the upcoming Strategy Term; •The Strategy (or Strategies) from which Contract Value is being transferred out; and •The Strategy (or Strategies) from which Contract Value is being transferred in. A full transfer out of the Fixed Strategy Value to an Index Strategy is subject to minimum amounts required by state law. Nationwide guarantees that any full transfer out of the Fixed Strategy Value will be at least equal to the minimums required by state law.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Strategy
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%
Nationwide Defender Annuity | Fixed Strategy | Performance Lock
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Other Material Features [Text Block]	If there is no Contract Value allocated to the Fixed Strategy and Index Strategy Value is transferred into the Fixed Strategy under the Performance Lock feature, the date the Index Strategy Value is transferred into the Fixed Strategy is considered the first day of the Fixed Strategy’s Strategy Term and the Strategy Term End Date will be the next Contract Anniversary. See "Performance Lock."
Nationwide Defender Annuity | Buffer 5
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	95.00%
Nationwide Defender Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes.You can lose money by investing in this Contract. The maximum amount of loss you could experience due to negative Index Performance at the end of a Strategy Term, after taking into account the Buffer, would be 90% for the 10% Buffer and 80% for the 20% Buffer. At the Contract’s minimum Buffer of 5% (guaranteed for the life of the Contract), the maximum amount of loss you could experience due to negative Index Performance at the end of a Strategy Term, after taking into account the Buffer, would be 95%. See "Principal Risks."
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss An investment in this Contract is subject to the risk of loss. When calculating Index Strategy Earnings on the Strategy Term End Date, the Buffer is the amount of negative Index Performance that Nationwide absorbs. The Contract Owner absorbs any negative Index Performance in excess of the Buffer. You may lose money, including a substantial amount of your principal investment and previously credited earnings. Your losses may be significant. Currently, the Contract offers Index Strategies with a Buffer of 10% or 20%, respectively. Under a 10% Buffer, the maximum potential loss due to negative Index Performance at the end of a Strategy Term is 90%. Under a 20% Buffer, the maximum potential loss due to negative Index Performance at the end of a Strategy Term is 80%, At the Contract’s minimum Buffer of 5% (guaranteed for the life of the Contract), the maximum potential loss due to negative Index Performance at the end of a Strategy Term is 95%. During a Strategy Term, the Index Strategy Value is determined using a current estimate of what the Index Strategy Value will be on the Strategy Term End Date. This method of calculating the Index Strategy Value could result in a loss during a Strategy Term even if negative Index Performance is within the Buffer or when the Index Performance is positive. There is a risk of a substantial loss of your principal and previously earned Index Strategy Earnings, and the loss is realized if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock or receives the Contract Value under the Right to Examine and Cancel provision, or begins Annuitization or if a fee is deducted. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Withdrawals during the first six Contract Years may be subject to a CDSC and MVA which can result in the loss of principal and previously earned Index Strategy Earnings. After the sixth Contract Year, no withdrawals, including a full surrender, are subject to a CDSC or MVA. The Product Fee, Performance Lock Fee (if the Performance Lock feature is exercised), and the Return of Premium Death Benefit Option fee (if elected) reduce the value of the Index Strategies and therefore reduce the amount available for withdrawal. The fees may result in the loss of principal and previously earned Index Strategy Earnings.
Nationwide Defender Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.● The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide designed the Contract to offer features, pricing, and investment options that encourage long-term ownership. See "Principal Risks.● If you withdraw money from the Contract within six years following the Contract’s issue date you may be assessed a CDSC, a negative MVA, taxes, and tax penalties. In addition, amounts withdrawn before the end of a Strategy Term may result in losses if the Daily ISE Percentage is negative, and the Daily ISE Percentage can be negative even when the Index Performance is positive. See "Principal Risks."● Withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). The reduction to the Index Strategy Basis will be for the remainder of the Term, and the proportionate reduction may be greater than the dollar amount of the withdrawal. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount of the withdrawal. See "Index Strategy Basis."● At the end of each Strategy Term, the Contract Value will be reallocated according to the Contract Owner’s instructions. The Contract Owner may: 1) allocate some or all of the Contract Value in the maturing Strategy to the same Strategy for another Strategy Term (with the Crediting Factors that we declare for the upcoming Strategy Term), assuming that the Strategy is available for investment; or 2) allocate some or all of the Contract Value in the maturing Strategy to another Strategy that is available for investment.If Nationwide does not receive instructions prior to the close of business on a Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date), the Contract Value in the maturing Strategy will be allocated to the same Strategy for another Strategy Term, but with the Crediting Factors that Nationwide declares for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Contract Value allocated to the maturing Strategy will be transferred to the Fixed Strategy for the upcoming Strategy Term. See "Actions on Strategy Term End Dates."
Nationwide Defender Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner. Each investment option (including the Fixed Strategy) has its own unique risks. Review the disclosures for the investment options before making an investment decision.● The Cap Rate for Index Strategies with Cap Rates and the Participation Rate (when less than 100%) for Index Strategies with Cap+ Rates may limit positive Index Performance (e.g., limited upside). This may result in the Contract Owner earning less than the Index Performance. For example:● Index Strategy with Cap Rate. If the Index Performance is 12% and the Cap Rate is 4%, we will credit 4% at the end of the Strategy Term.● Index Strategy with Cap+ Rate. If the Index Performance is 12%, the Cap+ Rate is 4%, and the Participation Rate is 50%, we will credit 8% at the end of the Strategy Term (the full Index Performance up to the Cap+ Rate of 4% + 50% of the Index Performance in excess of the Cap+ Rate).● The Buffer will limit negative Index Performance (e.g., limited protection in the case of market decline) at the end of the Strategy Term. For example, if the Index Performance is -25% and the Buffer is 10%, we will credit -15% (the amount of negative Index Performance that exceeds the Buffer) at the end of the Strategy Term.● Each Index offered under the Contract is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.See "Principal Risks."
Nationwide Defender Annuity | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity Risk The Contract is designed to be a long-term investment, not a short-term investment. Partial withdrawals or a full surrender may be taken at any time prior to the Annuitization Date or death of the Annuitant, but there may be negative consequences for doing so if the withdrawal amount exceeds the Remaining Free Withdrawal Amount. Withdrawals in excess of the Remaining Free Withdrawal Amount may be subject to a CDSC and a negative MVA, which will negatively impact the amount of your withdrawal. See "Charges and Adjustments." In addition, if amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, deduction of a fee, payment of the Death Benefit, or Annuitization, a loss may result if the Daily ISE Percentage is negative. In extreme circumstances, a negative Daily ISE Percentage could result in the loss of 100% of the Index Strategy Value. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Any partial withdrawal or full surrender may also be subject to a 10% additional federal tax if taken before age 59½. This Contract may not be appropriate if you plan on taking partial withdrawals or a full surrender prior to age 59½. Nationwide may defer payment for a partial withdrawal or full surrender under this Contract for up to six months if the insurance regulatory authority of the state in which the Contract is issued approves such deferral. There are other circumstances under which Nationwide may delay the payment of partial withdrawals or full surrenders, as described in this prospectus. See "Withdrawals." It is not possible to take withdrawals or surrender the Contract on or after the Annuitization Date.
Nationwide Defender Annuity | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Index Strategy, you are indirectly exposed to the investment risks associated with the applicable Index.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Performance may cause you to realize investment losses. Your investment losses may be significant.The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the Contract. The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Term.
Nationwide Defender Annuity | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Risks Associated with the Indexes The value of your investment allocated to an Index Strategy will depend in part on the performance of the applicable Index or Indexes. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the Contract. The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Term. While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Index Strategy, you are indirectly exposed to the investment risks associated with the applicable Index. Each Index is comprised or defined by a collection of securities and exposed to market risk and issuer risk. •Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. •Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally. Each Index offered under the Contract is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Each Index also has its own unique risks, as follows: •MSCI EAFE Index The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. Securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. Non-U.S. securities may decline in value due to political, economic, and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. The Index Value for the MSCI EAFE Index is calculated without any exchange rate adjustment. •Nasdaq-100 Index® The Nasdaq-100 Index® is a large-cap growth index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. To the extent that the Nasdaq-100 Index® is comprised of securities issued by companies in a particular sector, the company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. Non-U.S. securities may decline in value due to political, economic, and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. •Russell 2000 Index® The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Compared to large- and mid-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of large- and mid-capitalization companies. •S&P MidCap 400® Index The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The Index is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. •S&P 500® Index The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Nationwide Defender Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Strategy), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in "Contacting the Service Center" section. See "Principal Risks."
Nationwide Defender Annuity | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	Index Substitution Risk The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide may substitute the Index during a Strategy Term in limited circumstances. Subject to any applicable regulatory approval, Nationwide may substitute the Index if (a) the Index is discontinued or (b) there is a substantial change to the calculation of the Index. If Nationwide substitutes an Index, the new Index will be similar in composition to the old Index. Nationwide will seek to notify Contract Owners at least 30 days prior to substituting an Index for any Index Strategy in which they are invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of Nationwide’s control, Nationwide will provide notice of the substitution as soon as practicable. A Contract Owner will have no right to reject the substitution of an Index. If Nationwide substitutes the Index for an Index Strategy in which a Contract Owner is invested, unless a Performance Lock is requested, the Contract Owner will not be permitted to transfer the Index Strategy Value until the end of the Strategy Term. See "Reinvestment Risk" above. If Nationwide substitutes the Index for an Index Strategy, the performance of the new Index may differ significantly from the performance of the old Index. This may negatively affect the Index Strategy Earnings applied to an Index Strategy.
Nationwide Defender Annuity | Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk The following describe various investment risks associated with the Contract: •Allocations to an Index Strategy are not invested in the Index or directly participating in the performance of any stocks or other assets. Instead, the performance of the Index Strategy depends (in part) on the performance of its Index. The performance of an Index is based on changes in the values of the securities or other assets that comprise the Index. The securities comprising the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Performance may cause you to realize investment losses. Your investment losses may be significant.•The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index or an Index Strategy will perform positively or negatively over the course of a Strategy Term. •While it is not possible to invest directly in an Index under the Contract or otherwise, allocations to an Index Strategy are indirectly exposed to the investment risks associated with its Index. An Index Strategy that has an Index with higher investment risks indirectly exposes you to those higher investment risks. •Index Performance is calculated by comparing the value of the Index between two specific points in time which means Index Performance may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. •Certain Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower an Index Strategy’s returns. •In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict with certainty the future performance of the markets. •Nationwide relies on the third-parties who sponsor and administer the Indexes to provide Nationwide with Index Values which are used to calculate the performance of the Index Strategies. In general, Index Values are to be provided to Nationwide each Business Day. However, there may be short or extended periods of time when Nationwide is not provided Index Values for an Index. This may occur for a variety of reasons that are not within Nationwide’s control, including severe market disruptions. If Nationwide is not provided with an Index Value, it will use the most recent Index Value provided to Nationwide when calculating the performance of the Index Strategies linked to the applicable Index. If Nationwide is provided an Index Value for a prior Business Day for which Nationwide was not originally provided an Index Value, Nationwide will take reasonable steps to recalculate impacted Contract Values and Contract transactions.
Nationwide Defender Annuity | Daily Index Strategy Earnings Percentage (Daily ISE Percentage) Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Daily Index Strategy Earnings Percentage (Daily ISE Percentage) Risk To calculate the Daily ISE Percentage, Nationwide uses a proxy fair market value methodology to value hypothetical investments in derivatives that provide an estimated present value of what the Term End ISE Percentage will be on the Strategy Term End Date. The Daily ISE Percentage is not directly related to the Index Performance (although Index Performance impacts the Daily ISE Percentage calculation) and the Daily ISE Percentage may be negative even when the Index Performance is positive due to market factors that impact the inputs used to value the hypothetical investment in the derivatives. The Daily ISE Percentage is reduced by an amount reflecting the cost of instruments used to provide the performance offered by the Contract. This deduction is equal to the Daily ISE Percentage at the beginning of the Strategy Term, but it declines to zero over the course of the Strategy Term. The valuation of the hypothetical investments is based on standard methods for valuing derivatives and based on inputs from third party vendors. The methodology used to value these hypothetical investments is determined solely by Nationwide and may vary from other estimated valuations or the actual selling price of identical investments.
Nationwide Defender Annuity | Limitation on Growth Potential Risk (Cap Rate and Participation Rate Risk)
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Limitation on Growth Potential Risk (Cap Rate and Participation Rate Risk) For Index Strategies with Cap Rates, Index Strategy Earnings are limited by any applicable Cap Rate, which means that Index Strategy Earnings could be lower than if the Contract Owner had invested directly in a fund based on the applicable Index. In addition, for Index Strategies with Cap+ Rates, if the Participation Rate is less than 100%, the Participation Rate will dampen the upside potential of your investment which means Index Strategy Earnings could be lower than if the Contract Owner had invested directly in a fund based on the applicable Index. The Participation Rate for Index Strategies with Cap+ Rate could be as low as 0.05%. Cap Rates and Cap+ Rates could be as low as 0.05%, in which case the growth potential of an Indexed Strategy may be minimal.
Nationwide Defender Annuity | Reinvestment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reinvestment Risk Except in the limited circumstances under which Nationwide may substitute an Index, the Index, Strategy Term and Buffer will not change for as long as Nationwide offers an Index Strategy. However, an Index Strategy’s Cap Rates, Cap+ Rates, and Participation Rates may change from Strategy Term to Strategy Term, and there is no guarantee that an Index Strategy using any of the currently available Indexes will always be available for investment. Additionally, the Fixed Strategy’s Fixed Strategy Rate may change from Strategy Term to Strategy Term. Other than the guaranteed minimum Cap Rate, Cap+ Rate, Participation Rate, and Fixed Strategy Rate, there is no guarantee that the Fixed Strategy’s current Fixed Strategy Rate or an Index Strategy’s current Cap Rate, Cap+ Rate, or Participation Rate will remain the same. A Contract Owner does not have the right to reject any Cap Rate, Cap+ Rate, Participation Rate, or Fixed Strategy Rate that Nationwide declares for a future Strategy Term. If a Contract Owner does not wish to invest in any of the Strategies at some point in the future, the only option will be to fully surrender the Contract or annuitize the Contract (subject to limitations). A full surrender may be subject to a CDSC, MVA, a negative Daily ISE Percentage, and may also have negative tax consequences. The ability to transfer Contract Value among the Strategies is restricted. Except when exercising a Performance Lock, Contract Value allocated to a Strategy cannot be transferred until the end of the Strategy Term, even if Nationwide substitutes an Index during the Strategy Term, and Contract Value cannot be transferred into a Strategy while its Strategy Term is ongoing. This restricts the ability to react to changes in market conditions during a Strategy Term other than through withdrawals and by exercising the Performance Lock feature, which also has risks. You should consider whether the inability to reallocate Contract Value at any time is consistent with your financial needs. In order to transfer Strategy Value from a Strategy on the Strategy Term End Date to another Strategy that is available for investment, Nationwide must receive transfer instructions prior to the close of business on the Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date). If Nationwide does not receive the transfer instructions by this time, the Contract Value will remain allocated to the currently elected Strategies using the Crediting Factors applicable for the upcoming Strategy Term. If an Index Strategy is not available for reinvestment, the entire Index Strategy Value allocated to the Index Strategy will be transferred to the Fixed Strategy.
Nationwide Defender Annuity | Performance Lock Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Performance Lock Risk Under the Performance Lock feature, the Contract Owner may transfer Index Strategy Value from an Index Strategy to the Fixed Strategy prior to the Strategy Term End Date for a Performance Lock Fee. If a Contract Owner exercises the Performance Lock feature, the Index Strategy Value that is next calculated after Nationwide receives the request will be transferred to the Fixed Strategy, less the Performance Lock Fee. Once the money is transferred to the Fixed Strategy it cannot be transferred out of the Fixed Strategy until the end of the Fixed Strategy’s Strategy Term (which would be the next Contract Anniversary). A Contract Owner should consider the following risks related to the Performance Lock feature: •The Performance Lock feature can only be used once during an Index Strategy’s Strategy Term and only the full Index Strategy Value can be transferred. Performance Lock requests for partial amounts of Index Strategy Value will not be accepted. Once a Performance Lock is exercised for an Index Strategy, it may not be revoked. •While a Contract Owner will earn interest in the Fixed Strategy at the Fixed Strategy Rate, once a Performance Lock for an Index Strategy is exercised, the Contract Owner will no longer participate in the Index Strategy’s performance even if the Index Strategy performs positively. •The Performance Lock Fee assessed on the Index Strategy Value increases for each year remaining in the Strategy Term as of the date of the Performance Lock request, with partial years rounded up to the next full year. This means that for Strategy Terms of 3 and 6 years, the Performance Lock Fee will be higher if the Performance Lock is requested earlier in the Strategy Term than it will be if the Performance Lock is requested later in the Strategy Term. •Additionally, because Nationwide rounds partial years up to the next full year when calculating the Performance Lock Fee, Contract Owners should carefully consider the timing of a request and the impact the rounding will have on the Performance Lock Fee. For example, for Strategy Terms greater than 1 year, if a Performance Lock request is made on the day before a Contract Anniversary, the Performance Lock Fee would be 0.10% more than if the request was made on or after the Contract Anniversary. •Although you may contact our Service Center to obtain the last calculated Index Value, you will not know the locked-in Index Value in advance. This is because we lock in the Index Value next calculated after we receive your request. The Index Value that is locked in may be lower than the Index Value that you last obtained or that was last calculated prior to receiving your request. •Nationwide does not provide advice or notify Contract Owners regarding whether they should exercise the Performance Lock feature or the optimal time for doing so, if one exists. Contract Owners bear the risk that they will fail to exercise the Performance Lock at the optimal time during a Strategy Term. Contract Owners also bear the risk that they will exercise the Performance Lock at a time during a Strategy Term when they miss out on gains that occur after the Performance Lock, or lock-in losses that would not have occurred had the Performance Lock been exercised at a later date or not at all. Nationwide is not responsible for any losses related to a decision whether or not to exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised.
Nationwide Defender Annuity | Reduction in Index Strategy Basis Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reduction in Index Strategy Basis Risk The Index Strategy Basis is a value used to calculate Index Strategy Value and Index Strategy Earnings. The Index Strategy Basis is not a cash value under the Contract. On the first day of a Strategy Term, the Index Strategy Basis equals the amount allocated to the Index Strategy. On any day during a Strategy Term other than the Strategy Term End Date, the Index Strategy Basis is equal to the Index Strategy Basis on the first day of the Strategy Term minus any partial withdrawals (including adjustments for any applicable CDSC and MVA), fees, and premium taxes that occurred during the Strategy Term. Partial withdrawals and other deductions from Index Strategy Value (including fees) reduce an Index Strategy’s Index Strategy Basis in the same proportion that the deduction reduced the Index Strategy’s Index Strategy Value on the date of the deduction. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a deduction, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount deducted.
Nationwide Defender Annuity | Investment Risk During the Right to Examine Period
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk During the Right to Examine Period Under state insurance laws, a Contract Owner has the right, during a limited period of time, to examine the Contract and decide to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the Date of Issue. Where state law requires the return of purchase payments for free look cancellations, Nationwide will return the Purchase Payment applied to the Contract, less any withdrawals from the Contract and any applicable federal and state income tax withholding. Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the Contract and any applicable federal and state income tax withholding. There is a risk that the performance of the Index Strategies will decrease the Contract Value during the free look period and the Contract Value will be less than the Purchase Payment.
Nationwide Defender Annuity | Nationwide's Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Nationwide’s Financial Strength and Claims Paying Ability Risk Nationwide’s general account assets support its obligations under the Contract and are subject to claims by its creditors. As such, guarantees under the Contract are subject to Nationwide’s financial strength and claims-paying ability. There is a risk that Nationwide may default on those guarantees. Contract Owners need to consider Nationwide’s financial strength and claims-paying ability in meeting its guarantees under the Contract. To request additional information about Nationwide, contact the Service Center.
Nationwide Defender Annuity | Cyber Security Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cyber Security Risk Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses and administer the contract (e.g., calculate Contract Values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, Index providers, intermediaries, and service providers may adversely affect Nationwide and Contract Values. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers or intermediaries will avoid cybersecurity incidents affecting Contract Owners in the future. In the event that Contract administration or Contract Values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Defender Annuity | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Continuity Risk Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Defender Annuity | Buffer Rate Return Limit [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]	5.00%
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	5.00%
Nationwide Defender Annuity | Buffer Rate Return Limit [Member] | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Buffer will limit negative Index Performance (e.g., limited protection in the case of market decline) at the end of the Strategy Term. For example, if the Index Performance is -25% and the Buffer is 10%, we will credit -15% (the amount of negative Index Performance that exceeds the Buffer) at the end of the Strategy Term.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index Performance is -25% and the Buffer is 10%, we will credit -15% (the amount of negative Index Performance that exceeds the Buffer) at the end of the Strategy Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Buffer Each Index Strategy has a Buffer which is the maximum percentage of loss that Nationwide will absorb when calculating the Term End ISE Percentage that may be applied for an Index Strategy on a Strategy Term End Date. The Buffer is the amount of downside protection when measured from the start of the Strategy Term to the end of the Strategy Term, and, unless a 1-year Strategy Term is elected, is not applied on an annual basis. The Contract currently offers Index Strategies with Buffers of 10% and 20%. At the Contract’s minimum Buffer of 5% (guaranteed for the life of the Contract), the maximum amount of loss you could experience due to negative Index Performance at the end of a Strategy Term, after taking into account the Buffer, would be 95%. A higher percentage Buffer provides more protection against loss than a Buffer with a lower percentage. For example, an Index Strategy with a 10% Buffer begins to experience a negative Term End ISE Percentage once the Index Performance is less than -10%, while an Index Strategy with a 20% Buffer begins to experience a negative Term End ISE Percentage once the Index Performance is less than -20%. The Buffer does not apply to the same extent and does not provide the same level of protection when calculating the Daily ISE Percentage that it does when calculating the Term End ISE Percentage. Prior to the Strategy Term End Date, the Index Strategy Value may reflect losses even if negative Index Performance is within the Buffer or even when the Index Performance is positive. The losses may be realized if a Death Benefit is calculated or if the Contract Owner takes a withdrawal, exercises a Performance Lock or the Right to Examine and Cancel provision, or begins Annuitization or if a fee is deducted. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." The Buffer for an Index Strategy will not change for as long the Index Strategy is offered. Buffers for newly-created Index Strategies that are made available for investment after the Date of Issue will never be less than 5%. Examples: The table below illustrates the impact of the Buffer if the Index Performance is -25% at the end of the Strategy Term.
Buffer	The Amount Nationwide Will Credit at the End of the Strategy Term
10%	-15%
20%	-5%
The table below illustrates the impact of the Buffer if the Index Performance is -5% at the end of the Strategy Term.
Buffer	The Amount Nationwide Will Credit at the End of the Strategy Term
10%	0%
20%	0%
Index Strategies with lower Buffers generally offer higher Cap Rates and Cap+ Rates providing Contract Owners who are willing to accept more risk with the potential for more participation in the Index Performance. Contract Owners should discuss their risk tolerance and investment objectives with their financial professionals.
Nationwide Defender Annuity | Cap Rate Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	0.05%
Nationwide Defender Annuity | Cap Rate Return Limit [Member] | Term End ISE Percentage
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	Term End ISE Percentage Calculation for Index Strategies with Cap Rates The Term End ISE Percentage for an Index Strategy with Cap Rate is calculated as follows: •if the Index Performance multiplied by the Participation Rate is positive and greater than or equal to the Index Strategy’s Cap, the Term End ISE Percentage is equal to the Cap Rate; •if the Index Performance multiplied by the Participation Rate is positive but less than the Index Strategy’s Cap Rate, the Term End ISE Percentage is equal to the Index Performance multiplied by the Participation Rate; •if the Index Performance is zero or negative but within the Buffer, the Term End ISE Percentage is equal to zero; and •if the Index Performance is negative and exceeds the Buffer, the Term End ISE Percentage is equal to the Index Performance plus the Buffer, which results in a loss. See "Index Strategies with Cap Rates" for more information and examples of the calculations
Nationwide Defender Annuity | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Index Strategies with Cap Rates declare a Cap Rate, which is the maximum amount gain for an Index Strategy at the end of its Strategy Term. For example, if the Index Performance at the end of a Strategy Term is 12% and the Cap Rate is 4%, Nationwide will credit 4% at the end of the Strategy Term, meaning the Strategy Value in the Index Strategy will increase by 4%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Performance at the end of a Strategy Term is 12% and the Cap Rate is 4%, Nationwide will credit 4% at the end of the Strategy Term, meaning the Strategy Value in the Index Strategy will increase by 4%.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate for Index Strategies with Cap Rates and the Participation Rate (when less than 100%) for Index Strategies with Cap+ Rates may limit positive Index Performance (e.g., limited upside). This may result in the Contract Owner earning less than the Index Performance. For example:● Index Strategy with Cap Rate. If the Index Performance is 12% and the Cap Rate is 4%, we will credit 4% at the end of the Strategy Term.● Index Strategy with Cap+ Rate. If the Index Performance is 12%, the Cap+ Rate is 4%, and the Participation Rate is 50%, we will credit 8% at the end of the Strategy Term (the full Index Performance up to the Cap+ Rate of 4% + 50% of the Index Performance in excess of the Cap+ Rate).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example:● Index Strategy with Cap Rate. If the Index Performance is 12% and the Cap Rate is 4%, we will credit 4% at the end of the Strategy Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Index Strategies with Cap Rates The Cap Rate is the maximum positive Term End ISE Percentage that may be applied for an Index Strategy on a Strategy Term End Date. The Cap Rate limits the positive Index Performance on a Strategy Term End Date. For example, if the Index Performance is 12% and the Cap Rate is 4%, Nationwide will credit 4% at the end of the Strategy Term. The Cap Rate applies for the duration of the Strategy Term and is not applied on an annual basis (unless a 1-year Strategy Term is elected). This means that Cap Rates for 3 and 6 year Strategy Terms would be less if measured on an annual basis. The Cap Rate for an Index Strategy will not change for the duration of a Strategy Term. However, the Cap Rate may change for future Strategy Terms. The Cap Rate for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts. Current Cap Rates can be found at the following website: https://www.nationwide.com/campaigns/defender-current-rates. For any Index Strategy, the Cap Rate is guaranteed to never be less than 0.05%. Prior to each Strategy Term Nationwide declares the Cap Rate, if any, for each available Index Strategy with Cap Rate. In some cases, Nationwide may declare a Cap Rate for an Index Strategy as "uncapped" for a Strategy Term (i.e., no Cap Rate is declared), in which case there is no maximum limit on the positive Index Performance for that Strategy Term. If Nationwide does not declare a Cap Rate for a Strategy Term, it does not mean that the Index Strategy will not have a Cap Rate in future Strategy Terms as Nationwide may declare a Cap Rate for future Strategy Terms. In general, Index Strategies with smaller Buffers (e.g., 10%) and/or longer Strategy Terms (e.g., 3- or 6-year Strategy Terms) are more likely to have Strategy Terms where no Cap Rate is declared, while Index Strategies with larger Buffers (e.g., 20%) and/or shorter Strategy Terms (e.g., 1 year Strategy Term) are less likely or may never have Strategy Terms where no Cap Rate is declared. Index Strategies with lower Buffers generally offer higher Cap Rates providing Contract Owners who are willing to accept more risk with the potential for more participation in the Index Performance. Contract Owners should discuss their risk tolerance and investment objectives with their financial professionals. On the Strategy Term End Date, Index Strategy Earnings for an Index Strategy with Cap Rate are equal to the Index Strategy Basis on the Strategy Term End Date multiplied by the Term End ISE Percentage. An Index Strategy with Cap Rate’s Term End ISE Percentage is calculated as follows: •if the Index Performance multiplied by the Participation Rate is positive and greater than or equal to the Index Strategy’s Cap Rate, the Term End ISE Percentage is equal to the Cap Rate; •if the Index Performance multiplied by the Participation Rate is positive but less than the Index Strategy’s Cap Rate, the Term End ISE Percentage is equal to the Index Performance multiplied by the Participation Rate; •if the Index Performance is zero or negative but within the Buffer, the Term End ISE Percentage is equal to zero; and •if the Index Performance is negative and exceeds the Buffer, the Term End ISE Percentage is equal to the Index Performance plus the Buffer. This results in a negative Term End ISE Percentage which means the Contract may experience a loss of principal and/or previous earnings. These losses could be significant. For Index Strategies with Cap Rates, when a Cap Rate is declared for a Strategy Term, the Participation Rate will always be 100%. If no Cap Rate is declared for a Strategy Term, the Participation Rate will always be greater than or equal to 100%. The following examples illustrate how we calculate and credit interest for an Index Strategy with Cap Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. •Positive Index Performance that is less than Cap Rate Index Performance = 10%
Participation Rate = 100%
Cap Rate = 20%
Buffer = 10% Step 1: Index Performance is multiplied by the Participation Rate = 10% (10% x 100%)
Step 2: Compare Step 1 value to Cap Rate (10% is less than 20% Cap Rate)
Term End ISE Percentage = 10% •Positive Index Performance that is greater than Cap Rate Index Performance = 30%
Participation Rate = 100%
Cap Rate = 20%
Buffer = 10% Step 1: Index Performance is multiplied by the Participation Rate = 30% (30% x 100%)
Step 2: Compare Step 1 value to Cap Rate (30% is greater than 20% Cap Rate)
Term End ISE Percentage = 20% •Negative Index Performance that exceeds the Buffer Index Performance = -15%
Participation Rate = 100%
Cap Rate = 20%
Buffer = 10% Step 1: Compare Index Performance to Buffer = -5% (-15% plus the 10% Buffer = -5%)
Note: The Participation Rate does not apply when Index Performance is negative.
Term End ISE Percentage = -5% •Negative Index Performance within the Buffer Index Performance = -2%
Participation Rate = 100%
Cap Rate = 20%
Buffer = 10% Step 1: Compare Index Performance to Buffer = 0% (-2% is negative but within the 10% Buffer, so the Term ISE Percentage = 0%)
Note: The Participation Rate does not apply when Index Performance is negative.
Term End ISE Percentage = 0% •Positive Index Performance, no Cap Rate declared for the Strategy Term Index Performance = 10%
Participation Rate = 125%
Cap Rate = no Cap Rate declared
Buffer = 10% Step 1: Index Performance is multiplied by the Participation Rate = 12.5% (10% x 125%)
Note: No comparison to Cap Rate since no Cap Rate was declared.
Term End ISE Percentage = 12.5% •Negative Index Performance that exceeds the Buffer, no Cap Rate declared for the Strategy Term Index Performance = -20%
Participation Rate = 125%
Cap Rate = no Cap Rate declared
Buffer = 10% Step 1: Compare Index Performance to Buffer = -10% (-20% plus the 10% Buffer = -10%)
Note: The Participation Rate does not apply when Index Performance is negative.
Term End ISE Percentage = -10% On any Business Day other than the Strategy Term End Date, Index Strategy Earnings for an Index Strategy with Cap Rate are calculated using the Daily ISE Percentage. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)."
Nationwide Defender Annuity | Participation Rate Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	100.00%
Nationwide Defender Annuity | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Index Strategy also has a Participation Rate, which acts as a multiplier because it has the effect of multiplying the performance of the Index. If the Participation Rate is greater than 100%, it increases upside potential. Conversely, if the Participation Rate is lower than 100%, it decreases upside potential. The Participation Rate does not apply to negative Index Performance.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Participation Rate Each Index Strategy has a Participation Rate which is a percentage that represents the proportion of the Index Performance used in the calculation of the Term End ISE Percentage. The Participation Rate only applies when the Index Performance is positive. When the Participation Rate is less than 100% it will limit the Index Performance. For Index Strategies with Cap Rates, when a Cap Rate is declared for a Strategy Term, the Participation Rate will always be 100%. If no Cap Rate is declared for a Strategy Term, the Participation Rate will always be greater than or equal to 100%. For Index Strategies with Cap+ Rates, the Participation Rate, which only applies to any Index Performance in excess of the Cap+ Rate, may be greater than, less than, or equal to 100%, but is guaranteed to always be at least 0.05%. Current Participation Rates can be found at the following website: https://www.nationwide.com/campaigns/defender-current-rates. If the Participation Rate is greater than 100%, it will increase the upside potential when the Index Performance is positive. For example, if the Participation Rate is 150%, it will multiply any positive Index Performance by 150%. For Index Strategies with Cap+ Rates, if the Participation Rate is less than 100%, it will decrease the upside potential when the Index Performance is positive. For example, if the Participation Rate is 90%, only 90% of the positive Index Performance in excess of the Cap+ Rate will be applied. If the Participation Rate is equal to 100%, it will have no effect on the Index Performance. The Participation Rate for an Index Strategy will not change for the duration of a Strategy Term. However, the Participation Rate may change for future Strategy Terms. The Participation Rate for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts.
Nationwide Defender Annuity | Cap Plus Rate | Term End ISE Percentage
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	Term End ISE Percentage Calculation for Index Strategies with Cap+ Rates The Term End ISE Percentage for an Index Strategy with Cap+ Rate is calculated as follows: •if the Index Performance is positive and greater than the Cap+ Rate, the Term End ISE Percentage is equal to the Cap+ Rate plus the Participation Rate multiplied by the Index Performance in excess of the Cap+ Rate; •if the Index Performance is positive and less than the Cap+ Rate, the Term End ISE Percentage is equal to the Index Performance; •if the Index Performance is zero or negative but within the Buffer, the Term End ISE Percentage is equal to zero; and •if the Index Performance is negative and exceeds the Buffer, the Term End ISE Percentage is equal to the Index Performance plus the Buffer. See "Index Strategies with Cap+ Rates" for more information and examples of the calculations.
Nationwide Defender Annuity | Cap Plus Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Index Strategies with Cap+ Rates declare a Cap+ Rate, which is the percentage of Index Performance that determines when a Participation Rate begins applying when calculating the percentage of gain at the end of a Strategy Term. For example, if the Index Performance is 12%, the Cap+ Rate is 4%, and the Participation Rate is 50%, Nationwide will credit 8% at the end of the Strategy Term (100% of the Index Performance up to the 4% Cap+ Rate, plus the 8% Index Performance in excess of the Cap+ Rate multiplied by the 50% Participation Rate).
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Performance is 12%, the Cap+ Rate is 4%, and the Participation Rate is 50%, Nationwide will credit 8% at the end of the Strategy Term (100% of the Index Performance up to the 4% Cap+ Rate, plus the 8% Index Performance in excess of the Cap+ Rate multiplied by the 50% Participation Rate).
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate for Index Strategies with Cap Rates and the Participation Rate (when less than 100%) for Index Strategies with Cap+ Rates may limit positive Index Performance (e.g., limited upside). This may result in the Contract Owner earning less than the Index Performance. For example:● Index Strategy with Cap Rate. If the Index Performance is 12% and the Cap Rate is 4%, we will credit 4% at the end of the Strategy Term.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	Index Strategy with Cap+ Rate. If the Index Performance is 12%, the Cap+ Rate is 4%, and the Participation Rate is 50%, we will credit 8% at the end of the Strategy Term (the full Index Performance up to the Cap+ Rate of 4% + 50% of the Index Performance in excess of the Cap+ Rate).
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Index Strategies with Cap+ Rates The Cap+ Rate is the declared percentage of Index Performance that determines when a Participation Rate begins applying in the calculation of the Term End ISE Percentage. While the Cap+ Rate does not cap positive Index Performance, a Participation Rate of less than 100% will limit the positive Index Performance that is in excess of the Cap+ Rate (see "Participation Rate"). A Participation Rate declared for an Index Strategy with Cap+ Rate will have no impact in the calculation of the Term End ISE Percentage if the Index Performance does not exceed the Cap+ Rate. The Cap+ Rate for an Index Strategy will not change for the duration of a Strategy Term. However, the Cap+ Rate may change for future Strategy Terms. The Cap+ Rate for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts. Current Cap+ Rates can be found at the following website: https://www.nationwide.com/campaigns/defender-current-rates. For any Index Strategy, the Cap+ Rate is guaranteed to never be less than 0.05%. Index Strategies with Cap+ Rates with lower Buffers generally offer higher Participation Rates providing Contract Owners who are willing to accept more risk with the potential for more participation in the Index Performance. Contract Owners should discuss their risk tolerance and investment objectives with their financial professionals. On the Strategy Term End Date, Index Strategy Earnings for an Index Strategy with Cap+ Rate are equal to the Index Strategy Basis multiplied by the Term End ISE Percentage. An Index Strategy with Cap+ Rate’s Term End ISE Percentage is calculated as follows: •if the Index Performance is positive and greater than the Cap+ Rate, the Term End ISE Percentage is equal to the Cap+ Rate plus the Participation Rate multiplied by the Index Performance in excess of the Cap+ Rate; •if the Index Performance is positive and less than the Cap+ Rate, the Term End ISE Percentage is equal to the Index Performance; •if the Index Performance is zero or negative but within the Buffer, the Term End ISE Percentage is equal to zero; and •if the Index Performance is negative and exceeds the Buffer, the Term End ISE Percentage is equal to the Index Performance plus the Buffer. This results in a negative Term End ISE Percentage which means the Contract may experience a loss of principal and/or previous earnings. These losses could be significant. The following examples illustrate how we calculate and credit interest for an Index Strategy with Cap+ Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. •Positive Index Performance that is less than Cap+ Rate Index Performance = 5%
Participation Rate = 50% (Only applies to Index Performance above the Cap+ Rate)
Cap+ Rate= 10%
Buffer = 10% Step 1: Compare Index Performance to Cap+ Rate (5% is less than 10%).
Note: Since Index Performance is less than Cap+ Rate the Participation Rate does not apply.
Term End ISE Percentage = 5% •Positive Index Performance that is greater than Cap+ Rate Index Performance = 20%
Participation Rate = 50%
Cap+ Rate = 10%
Buffer = 10% Step 1: Compare Index Performance to Cap+ Rate (Index Performance exceeds the Cap+ Rate by 10%)
Step 2: multiply the Index Performance in excess of the Cap+ Rate by the Participation Rate = 5% (10% x 50%)
Step 3: add Step 2 value to the Cap+ Rate = 15% (5% + 10%)
Term End ISE Percentage = 15% •Negative Index Performance that exceeds the Buffer Index Performance = -20%
Participation Rate = 50%
Cap+ Rate= 10%
Buffer = 10% Step 1: Compare Index Performance to Buffer = -10% (-20% plus the 10% Buffer = -10%)
Note: The Participation Rate does not apply when Index Performance is negative.
Term End ISE Percentage = -10% •Negative Index Performance within the Buffer Index Performance = -5%
Participation Rate = 50%
Cap+ Rate= 10%
Buffer = 10% Step 1: Compare Index Performance to Buffer = 0% (-5% is negative but within the 10% Buffer, so the Term ISE Percentage = 0%)
Note: The Participation Rate does not apply when Index Performance is negative.
Term End ISE Percentage = 0% On any Business Day other than the Strategy Term End Date, Index Strategy Earnings for an Index Strategy with Cap+ Rate are calculated using the Daily ISE Percentage. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)."
Nationwide Defender Annuity | MSCI EAFE Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Index (Ticker: MXEA) The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. As of February 27, 2026, the Index had a capitalization range (from largest to smallest) of approximately $565.24 billion to $2.16 billion. The Index is a price return index and does not include dividends declared by any of the companies in the Index. The Index Value for the MSCI EAFE Index is calculated without any exchange rate adjustment. The index provider for this Index is MSCI Inc. MSCI Inc. is not affiliated with Nationwide.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index [1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]														27.90%	5.20%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]														5.00%	5.00%	5.00%	(6.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Exchange Traded Fund Share Price Vs Total Return [Text Block]	The Index Value for the MSCI EAFE Index is calculated without any exchange rate adjustment.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a price return index and does not include dividends declared by any of the companies in the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY NATIONWIDE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Nationwide Defender Annuity | MSCI EAFE Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. Securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. Non-U.S. securities may decline in value due to political, economic, and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. The Index Value for the MSCI EAFE Index is calculated without any exchange rate adjustment.
Nationwide Defender Annuity | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | MSCI EAFE Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nationwide Defender Annuity | MSCI EAFE Index | New Business Cap Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Nationwide Defender Annuity | Nasdaq-100 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Nasdaq-100 Index® (Ticker: NDX) The Nasdaq-100 Index® is a large-cap growth index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. This Index is a price return index and does not include dividends declared by any of the companies in this Index. The index provider for this index is Nasdaq, Inc. Nasdaq, Inc is not affiliated with Nationwide.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Nasdaq-100 Index® [1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]														20.20%	24.90%	53.80%	(33.00%)	26.60%	47.60%	38.00%	(1.00%)	31.50%	5.90%
Annual Return, Example Capped and Buffered [Percent]														5.00%	5.00%	5.00%	(23.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a price return index and does not include dividends declared by any of the companies in this Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Nasdaq-100 Index® The Product is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product. The Corporations make no representation or warranty, express or implied to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly, or the ability of the Nasdaq-100 Index to track general stock market performance. The Corporations' only relationship to Nationwide Life Insurance Company ("Licensee") is in the licensing of the Nasdaq®, Nasdaq-100 Index®, Nasdaq-100®, NDX® and certain trade names of the Corporations and the use of the Nasdaq-100 Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Nasdaq-100 Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product. The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the nasdaq-100 index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the nasdaq-100 index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the nasdaq-100 index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.
Nationwide Defender Annuity | Nasdaq-100 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Index® The Nasdaq-100 Index® is a large-cap growth index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. To the extent that the Nasdaq-100 Index® is comprised of securities issued by companies in a particular sector, the company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. Non-U.S. securities may decline in value due to political, economic, and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
Nationwide Defender Annuity | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Nasdaq-100 Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nationwide Defender Annuity | Nasdaq-100 Index | New Business Cap Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Nationwide Defender Annuity | Russell 2000 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000 Index® (Ticker: RTY) The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. This Index is a price return index and does not include dividends declared by any of the companies in this Index. The index provider for this index is the London Stock Exchange Group. The London Stock Exchange Group is not affiliated with Nationwide.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Russell 2000 Index® [1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]														11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]														5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a price return index and does not include dividends declared by any of the companies in this Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Russell 2000 Index® The Product has been developed solely by Nationwide Life Insurance Company. The Product is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000 Index® (the "Index") vest in the relevant LSE Group company which owns the Index. "Russell®" and "Russell 2000®" are a trade mark(s) of the relevant LSE Group company and is/are used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Product. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Product or the suitability of the Index for the purpose to which it is being put by Nationwide Life Insurance Company.
Nationwide Defender Annuity | Russell 2000 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000 Index® The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Compared to large- and mid-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of large- and mid-capitalization companies.
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nationwide Defender Annuity | Russell 2000 Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Nationwide Defender Annuity | Russell 2000 Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Nationwide Defender Annuity | Russell 2000 Index | New Business Cap Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Nationwide Defender Annuity | SP MidCap 400 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P MidCap 400® Index (Ticker: MID) The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. This Index is a price return index and does not include dividends declared by any of the companies in this Index. The index provider for this index is S&P Dow Jones Indices LLC ("SPDJI"). SPDJI is not affiliated with Nationwide.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P MidCap 400® Index [1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]														5.90%	12.20%	14.50%	(14.50%)	23.20%	11.80%	24.10%	(12.50%)	14.50%	18.70%
Annual Return, Example Capped and Buffered [Percent]														5.00%	5.00%	5.00%	(4.50%)	5.00%	5.00%	5.00%	(2.50%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a price return index and does not include dividends declared by any of the companies in this Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P MidCap 400® Index The "S&P MidCap 400® Index" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Nationwide Life Insurance Company ("Nationwide"). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide. It is not possible to invest directly in an index. The Nationwide Defender Annuity is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Nationwide Defender Annuity or any member of the public regarding the advisability of investing in securities generally or in the Nationwide Defender Annuity particularly or the ability of the S&P MidCap 400 to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Nationwide with respect to the S&P MidCap 400 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 is determined, composed and calculated by S&P Dow Jones Indices without regard to Nationwide or the Nationwide Defender Annuity. S&P Dow Jones Indices have no obligation to take the needs of Nationwide or the owners of the Nationwide Defender Annuity into consideration in determining, composing or calculating the S&P MidCap 400. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Nationwide Defender Annuity or the timing of the issuance or sale of the Nationwide Defender Annuity or in the determination or calculation of the equation by which the Nationwide Defender Annuity is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Nationwide Defender Annuity. There is no assurance that investment products based on the S&P MidCap 400 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P MIDCAP 400 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NATIONWIDE, OWNERS OF THE NATIONWIDE DEFENDER ANNUITY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P MIDCAP 400 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NATIONWIDE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Nationwide Defender Annuity | SP MidCap 400 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P MidCap 400® Index The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The Index is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
Nationwide Defender Annuity | SP MidCap 400 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P MidCap 400®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP MidCap 400 Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nationwide Defender Annuity | SP MidCap 400 Index | New Business Cap Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	23.00%	23.00%	23.00%	23.00%	23.00%
Nationwide Defender Annuity | SP 500 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Index (Ticker: SPX) The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. This Index is a price return index and does not include dividends declared by any of the companies in this Index. The index provider for this Index is S&P Dow Jones Indices LLC ("SPDJI"). SPDJI is not affiliated with Nationwide.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500® Index [1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]														16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]														5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a price return index and does not include dividends declared by any of the companies in this Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® Index The "S&P 500® Index" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Nationwide Life Insurance Company ("Nationwide"). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide. It is not possible to invest directly in an index. The Nationwide Defender Annuity is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Nationwide Defender Annuity or any member of the public regarding the advisability of investing in securities generally or in the Nationwide Defender Annuity particularly or the ability of the S&P 500 to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Nationwide with respect to the S&P 500 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 is determined, composed and calculated by S&P Dow Jones Indices without regard to Nationwide or the Nationwide Defender Annuity. S&P Dow Jones Indices have no obligation to take the needs of Nationwide or the owners of the Nationwide Defender Annuity into consideration in determining, composing or calculating the S&P 500. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Nationwide Defender Annuity or the timing of the issuance or sale of the Nationwide Defender Annuity or in the determination or calculation of the equation by which the Nationwide Defender Annuity is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Nationwide Defender Annuity. There is no assurance that investment products based on the S&P 500 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NATIONWIDE, OWNERS OF THE NATIONWIDE DEFENDER ANNUITY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NATIONWIDE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Nationwide Defender Annuity | SP 500 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Index The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nationwide Defender Annuity | SP 500 Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	115.00%	115.00%	115.00%	120.00%	120.00%
Nationwide Defender Annuity | SP 500 Index | New Business Participation Rate | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		103.00%	103.00%	105.00%	105.00%	105.00%	105.00%	105.00%	120.00%	120.00%	120.00%	125.00%	125.00%
Nationwide Defender Annuity | SP 500 Index | New Business Participation Rate | Buffer 20 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nationwide Defender Annuity | SP 500 Index | New Business Participation Rate | Buffer 20 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	105.00%	105.00%	105.00%	110.00%	110.00%
Nationwide Defender Annuity | SP 500 Index | New Business Participation Rate | Buffer 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	110.00%	110.00%	110.00%	115.00%	115.00%
Nationwide Defender Annuity | SP 500 Index | New Business Cap Rate | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	24.50%	24.50%	24.50%	24.50%	24.50%
Nationwide Defender Annuity | SP 500 Index | New Business Cap Rate | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
Nationwide Defender Annuity | SP 500 Index | New Business Cap Rate | Buffer 20 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	14.00%	14.00%	14.00%	14.00%	14.00%
Nationwide Defender Annuity | SP 500 Index | New Business Cap Rate | Buffer 20 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Nationwide Defender Annuity | SP 500 Index | New Business Cap Rate | Buffer 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%
Nationwide Defender Annuity | Bloomberg U.S. Corporate Index
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Bloomberg U.S. Corporate Index Bloomberg®" and Bloomberg U.S. Corporate Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg"), and have been licensed for use for certain purposes by Nationwide Life Insurance Company. The Products are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Financial Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Financial Product(s) particularly. The only relationship of Bloomberg to Nationwide Life Insurance Company is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Corporate Index, which is determined, composed and calculated by BISL without regard to Nationwide Life Insurance Company or the Financial Product(s). Bloomberg has no obligation to take the needs of Nationwide Life Insurance Company or the owners of the Financial Product(s) into consideration in determining, composing or calculating the Bloomberg U.S. Corporate Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Financial Product(s) to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Financial Products customers, in connection with the administration, marketing or trading of the Financial Product(s). BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. CORPORATE INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NATIONWIDE LIFE INSURANCE COMPANY, OWNERS OF THE FINANCIAL PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. CORPORATE INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. CORPORATE INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE FINANCIAL PRODUCT OR BLOOMBERG U.S. CORPORATE INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.